OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden

hours per response. . . . . . 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7736

Janus Aspen Series

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 9/30/14

Item 1. Schedule of Investments.

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.8%
$ 1,092,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 1,104,885
351,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	358,395
6,044,000	Applebee's/IHOP Funding LLC 4.2770%, 9/5/21 (144A)	5,986,534
953,000	Aventura Mall Trust 2013-AVM 3.8674%, 12/5/20 (144A),‡	918,659
600,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2036%, 8/15/26 (144A),‡	600,475
2,954,983	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	2,982,375
706,289	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	757,339
2,284,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	2,493,632
1,376,906	Domino's Pizza Master Issuer LLC 5.2160%, 1/25/42 (144A)	1,454,230
1,241,869	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	1,073,528
1,041,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	978,356
422,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.7706%, 1/10/18 (144A),‡	424,425
452,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	460,821
437,000	Hilton USA Trust 2013-HLT 5.6086%, 11/5/30 (144A),‡	443,775
730,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1436%, 4/15/30 (144A),‡	731,940
292,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8936%, 4/15/30 (144A),‡	293,050
351,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6540%, 12/15/28 (144A),‡	351,292
1,459,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	1,551,184
418,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	424,213
446,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	460,208
1,550,400	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	1,659,015
425,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	461,839
636,752	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 5.9413%, 2/15/51‡	664,524
390,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.9036%, 1/15/27 (144A),‡	390,000
188,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.4036%, 2/15/27 (144A),‡	188,000
188,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 3.4036%, 2/15/27 (144A),‡	187,872
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $27,471,315)		27,400,566
Bank Loans and Mezzanine Loans — 0.7%
Basic Industry — 0.1%
883,196	FMG Resources August 2006 Pty, Ltd. 3.7500%, 6/30/19‡	863,739
Communications — 0.1%
1,201,514	Tribune Media Co. 4.0000%, 12/27/20‡	1,184,621
Consumer Cyclical — 0.1%
1,393,185	MGM Resorts International 3.5000%, 12/20/19‡	1,367,063
Consumer Non-Cyclical — 0.1%
306,683	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	305,560
1,326,335	IMS Health, Inc. 3.5000%, 3/17/21‡	1,298,150
694,317	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	683,035
		2,286,745
Technology — 0.3%
5,544,105	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	5,489,384
Total Bank Loans and Mezzanine Loans (cost $11,334,540)		11,191,552

Common Stock — 55.6%
Aerospace & Defense — 3.8%
213,253	Boeing Co.	27,164,167
149,032	Honeywell International, Inc.	13,877,860
78,450	Precision Castparts Corp.	18,583,236
		59,625,263
Airlines — 0.8%
267,075	United Continental Holdings, Inc.*	12,496,439
Automobiles — 0.9%
439,468	General Motors Co.	14,036,608
Beverages — 0.4%
234,980	Diageo PLC	6,793,171
Capital Markets — 1.8%
878,567	Blackstone Group LP	27,657,289
Chemicals — 4.6%
469,413	EI du Pont de Nemours & Co.	33,685,077
349,801	LyondellBasell Industries NV - Class A	38,009,377
		71,694,454
Commercial Banks — 2.6%
228,264	JPMorgan Chase & Co.	13,750,623
627,880	U.S. Bancorp	26,264,221
		40,014,844
Consumer Finance — 0.6%
106,210	American Express Co.	9,297,623
Diversified Financial Services — 0.4%
84,744	CME Group, Inc.	6,775,707
Diversified Telecommunication Services — 0.2%
59,320	Verizon Communications, Inc.	2,965,407
Electronic Equipment, Instruments & Components — 1.9%
48,033	Amphenol Corp. - Class A	4,796,575
435,726	TE Connectivity, Ltd. (U.S. Shares)	24,091,291
		28,887,866
Food Products — 1.0%
75,278	Hershey Co.	7,183,780
200,762	Unilever PLC	8,378,728
		15,562,508
Health Care Equipment & Supplies — 0.8%
292,962	Abbott Laboratories	12,184,290
Health Care Providers & Services — 3.3%
339,749	Aetna, Inc.	27,519,669
149,781	AmerisourceBergen Corp.	11,578,071
171,709	Express Scripts Holding Co.*	12,127,807
		51,225,547
Hotels, Restaurants & Leisure — 2.0%
302,663	Las Vegas Sands Corp.	18,828,665
117,731	Six Flags Entertainment Corp.	4,048,769
104,792	Starwood Hotels & Resorts Worldwide, Inc.	8,719,743
		31,597,177
Industrial Conglomerates — 0.7%
72,644	3M Co.	10,292,202
Information Technology Services — 2.0%
58,809	Automatic Data Processing, Inc.	4,885,852
362,955	MasterCard, Inc. - Class A	26,829,633
		31,715,485
Insurance — 0.7%
477,355	Prudential PLC	10,600,818
Internet & Catalog Retail — 1.3%
75,254	Alibaba Group Holding, Ltd. (ADR)*	6,686,318
11,785	Priceline Group, Inc.*	13,653,865
		20,340,183
Internet Software & Services — 1.1%
29,464	Google, Inc. - Class C*	17,011,335
Leisure Products — 0.8%
402,236	Mattel, Inc.	12,328,533
Machinery — 0.3%
59,161	Dover Corp.	4,752,403
Media — 2.9%
426,277	CBS Corp. - Class B	22,805,820
73,743	CBS Outdoor Americas, Inc.	2,207,865
68,680	Time Warner Cable, Inc.	9,854,893
142,333	Viacom, Inc. - Class B	10,951,101
		45,819,679
Oil, Gas & Consumable Fuels — 3.2%
193,497	Chevron Corp.	23,088,062
663,540	Enterprise Products Partners LP	26,740,662
		49,828,724
Pharmaceuticals — 5.2%
458,660	AbbVie, Inc.	26,492,202
232,007	Bristol-Myers Squibb Co.	11,874,118
127,796	Eli Lilly & Co.	8,287,571
57,490	Endo International PLC*	3,928,867
176,767	Johnson & Johnson	18,841,594
258,465	Mylan, Inc.*	11,757,573
		81,181,925
Professional Services — 0.2%
28,270	Towers Watson & Co. - Class A	2,812,865
Real Estate Investment Trusts (REITs) — 0.5%
114,793	Ventas, Inc.	7,111,426
Real Estate Management & Development — 0.5%
6,399,631	Colony American Homes Holdings III LP - Private Placement*,§	7,103,590
Road & Rail — 2.5%
61,844	Canadian Pacific Railway, Ltd. (U.S. Shares)	12,830,775
244,773	Union Pacific Corp.	26,538,288
		39,369,063
Software — 1.3%
442,444	Microsoft Corp.	20,511,704
Specialty Retail — 0.9%
9,870	AutoZone, Inc.*	5,030,344
91,419	Home Depot, Inc.	8,386,779
		13,417,123
Technology Hardware, Storage & Peripherals — 2.1%
322,061	Apple, Inc.	32,447,646
Textiles, Apparel & Luxury Goods — 1.9%
330,020	NIKE, Inc. - Class B	29,437,784
Tobacco — 2.4%
293,045	Altria Group, Inc.	13,462,487
286,887	Philip Morris International, Inc.†	23,926,376
		37,388,863
Total Common Stock (cost $610,988,082)		864,285,544

Corporate Bonds — 22.2%
Asset-Backed Securities — 0.1%
$ 1,520,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	1,495,136
Banking — 4.3%
2,769,000	Abbey National Treasury Services PLC 4.0000%, 3/13/24	2,806,445
1,709,000	American Express Co. 6.8000%, 9/1/66‡	1,824,358
836,000	American Express Credit Corp. 1.7500%, 6/12/15	843,493
2,882,000	American Express Credit Corp. 2.1250%, 3/18/19	2,870,198
653,000	Bank of America Corp. 1.5000%, 10/9/15	657,930
3,585,000	Bank of America Corp. 2.6500%, 4/1/19	3,574,012
1,966,000	Bank of America Corp. 4.2000%, 8/26/24	1,949,000
1,451,000	Bank of America Corp. 8.0000%µ	1,564,367
1,663,000	Citigroup, Inc. 5.9000%, 12/29/49	1,617,268
852,000	Credit Suisse, New York 5.4000%, 1/14/20	950,343
2,573,000	Credit Suisse, New York 3.6250%, 9/9/24	2,538,542
2,713,000	Goldman Sachs Capital I 6.3450%, 2/15/34	3,084,041
587,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	637,488
2,050,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	2,071,281
1,439,000	Goldman Sachs Group, Inc. 5.7000%µ	1,459,866
906,000	HBOS PLC 6.7500%, 5/21/18 (144A)	1,024,826
411,000	HSBC Bank USA NA 4.8750%, 8/24/20	454,167
1,548,000	Intesa Sanpaolo SpA 5.0170%, 6/26/24 (144A)	1,508,272
321,000	JPMorgan Chase & Co. 7.9000%µ	347,483
814,000	Lloyds Bank PLC 6.5000%, 9/14/20 (144A)	946,412
531,000	Morgan Stanley 4.7500%, 3/22/17	570,618
1,175,000	Morgan Stanley 2.5000%, 1/24/19	1,175,079
4,011,000	Morgan Stanley 2.3750%, 7/23/19	3,947,578
1,844,000	Morgan Stanley 5.0000%, 11/24/25	1,928,474
3,113,000	Morgan Stanley 4.3500%, 9/8/26	3,059,509
372,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	377,516
2,736,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	2,888,926
2,821,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	2,957,364
4,958,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	4,871,537
1,362,000	Santander UK PLC 5.0000%, 11/7/23 (144A)	1,428,951
1,580,000	SVB Financial Group 5.3750%, 9/15/20	1,767,454
1,767,000	Synchrony Financial 3.0000%, 8/15/19	1,771,843
4,441,000	Synchrony Financial 4.2500%, 8/15/24	4,441,560
2,385,000	Zions Bancorporation 5.8000%µ	2,277,675
		66,193,876
Basic Industry — 0.7%
704,000	Alcoa, Inc. 5.1250%, 10/1/24	704,914
844,000	Ashland, Inc. 3.8750%, 4/15/18	846,110
1,090,000	Ashland, Inc. 6.8750%, 5/15/43	1,136,325
1,198,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	1,238,432
406,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	444,619
160,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	175,200
421,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	466,258
1,756,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	1,993,060
595,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	611,683
1,203,000	Sherwin-Williams Co. 3.1250%, 12/15/14	1,209,851
675,000	Steel Dynamics, Inc. 5.1250%, 10/1/21 (144A)	685,125
337,000	Steel Dynamics, Inc. 5.5000%, 10/1/24 (144A)	338,685
1,014,000	WR Grace & Co. 5.1250%, 10/1/21 (144A)	1,030,477
574,000	WR Grace & Co. 5.6250%, 10/1/24 (144A)	588,350
		11,469,089
Brokerage — 1.5%
2,025,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	2,207,250
912,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	935,970
1,393,000	Charles Schwab Corp. 7.0000%µ	1,623,723
857,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	901,992
663,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	682,890
1,820,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	1,911,000
422,000	Lazard Group LLC 6.8500%, 6/15/17	475,473
1,753,000	Lazard Group LLC 4.2500%, 11/14/20	1,832,619
2,694,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	2,801,760
1,538,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	1,634,125
2,074,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	2,173,384
3,895,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	4,388,372
1,151,000	Stifel Financial Corp. 4.2500%, 7/18/24	1,157,563
1,167,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	1,174,293
		23,900,414
Capital Goods — 0.6%
898,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	877,795
1,247,000	Exelis, Inc. 4.2500%, 10/1/16	1,312,070
563,000	Exelis, Inc. 5.5500%, 10/1/21	599,254
1,552,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,621,966
1,440,000	Hanson, Ltd. 6.1250%, 8/15/16	1,540,800
1,041,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23	1,091,683
847,000	Interface, Inc. 7.6250%, 12/1/18	880,880
1,173,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24 (144A)	1,189,679
268,000	Vulcan Materials Co. 7.0000%, 6/15/18	297,480
		9,411,607
Communications — 0.8%
679,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	656,933
717,000	Nielsen Finance LLC / Nielsen Finance Co. 5.0000%, 4/15/22 (144A)	700,867
846,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	857,912
1,278,000	Sprint Corp. 7.2500%, 9/15/21 (144A)	1,330,717
1,662,000	UBM PLC 5.7500%, 11/3/20 (144A)	1,796,999
1,344,000	Verizon Communications, Inc. 2.6250%, 2/21/20 (144A)	1,327,140
1,295,000	Verizon Communications, Inc. 5.1500%, 9/15/23	1,434,043
1,147,000	Verizon Communications, Inc. 6.4000%, 9/15/33	1,397,296
640,000	Viacom, Inc. 3.8750%, 4/1/24	637,343
1,657,000	Viacom, Inc. 4.3750%, 3/15/43	1,525,605
		11,664,855
Consumer Cyclical — 2.0%
2,434,000	Brinker International, Inc. 3.8750%, 5/15/23	2,389,679
291,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	305,309
541,000	DR Horton, Inc. 4.7500%, 5/15/17	561,288
1,172,000	DR Horton, Inc. 3.7500%, 3/1/19	1,139,770
1,238,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	1,423,482
4,069,000	General Motors Co. 3.5000%, 10/2/18	4,135,121
8,947,000	General Motors Co. 4.8750%, 10/2/23	9,461,452
1,826,000	General Motors Co. 6.2500%, 10/2/43	2,136,420
627,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	630,135
1,679,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	1,685,296
798,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	877,403
1,337,000	MDC Holdings, Inc. 5.5000%, 1/15/24	1,317,067
656,000	MGM Resorts International 8.6250%, 2/1/19	739,706
1,157,000	Schaeffler Finance BV 4.2500%, 5/15/21 (144A)	1,113,612
403,000	Tiffany & Co. 3.8000%, 10/1/24 (144A)	402,736
679,000	Tiffany & Co. 4.9000%, 10/1/44 (144A)	678,013
486,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	485,393
443,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	470,688
248,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	236,220
775,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	734,313
		30,923,103
Consumer Non-Cyclical — 1.4%
2,468,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	2,597,721
2,055,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	2,178,300
850,000	HCA, Inc. 3.7500%, 3/15/19	830,875
1,815,000	Life Technologies Corp. 6.0000%, 3/1/20	2,095,051
376,000	Life Technologies Corp. 5.0000%, 1/15/21	418,579
1,231,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A)	1,228,384
1,001,000	Safeway, Inc. 4.7500%, 12/1/21	1,009,540
390,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	390,975
649,000	Sysco Corp. 3.0000%, 10/2/21	650,222
812,000	Sysco Corp. 3.5000%, 10/2/24	814,230
1,524,000	Sysco Corp. 4.5000%, 10/2/44	1,535,134
1,249,000	Tenet Healthcare Corp. 8.1250%, 4/1/22	1,370,777
1,138,000	Tyson Foods, Inc. 6.6000%, 4/1/16	1,231,306
2,610,000	Wm Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	2,628,573
2,607,000	Wm Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	2,645,826
		21,625,493
Electric — 0.3%
1,547,000	CMS Energy Corp. 4.2500%, 9/30/15	1,598,432
790,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	832,462
1,032,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	1,074,075
1,241,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	1,393,063
		4,898,032
Energy — 4.6%
2,554,000	Anadarko Petroleum Corp. 3.4500%, 7/15/24	2,508,503
1,894,000	Anadarko Petroleum Corp. 4.5000%, 7/15/44	1,824,888
5,530,000	California Resources Corp. 5.5000%, 9/15/21 (144A)	5,612,950
4,849,000	California Resources Corp. 6.0000%, 11/15/24 (144A)	4,982,347
4,244,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	4,344,795
6,942,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	6,976,710
2,499,000	Chesapeake Energy Corp. 5.7500%, 3/15/23	2,661,435
2,800,000	Cimarex Energy Co. 5.8750%, 5/1/22	3,010,000
2,339,000	Cimarex Energy Co. 4.3750%, 6/1/24	2,356,542
166,000	Continental Resources, Inc. 7.1250%, 4/1/21	184,052
2,796,000	Continental Resources, Inc. 5.0000%, 9/15/22	2,949,780
1,317,000	Continental Resources, Inc. 3.8000%, 6/1/24	1,290,023
669,000	Continental Resources, Inc. 4.9000%, 6/1/44	652,180
2,174,000	DCP Midstream Operating LP 4.9500%, 4/1/22	2,365,610
1,142,000	DCP Midstream Operating LP 3.8750%, 3/15/23	1,143,388
1,030,000	DCP Midstream Operating LP 5.6000%, 4/1/44	1,132,565
1,298,000	Devon Energy Corp. 2.2500%, 12/15/18	1,295,042
744,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	800,479
782,000	El Paso Pipeline Partners Operating Co. LLC 4.3000%, 5/1/24	776,878
804,000	Energy Transfer Partners LP 4.1500%, 10/1/20	834,890
2,333,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	2,421,465
1,850,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	2,023,735
614,000	Ensco PLC 4.5000%, 10/1/24	616,067
639,000	Ensco PLC 5.7500%, 10/1/44	647,789
1,044,000	Forum Energy Technologies, Inc. 6.2500%, 10/1/21	1,072,710
337,000	Frontier Oil Corp. 6.8750%, 11/15/18	350,059
1,576,000	Kinder Morgan Energy Partners LP 5.0000%, 3/1/43	1,457,121
79,000	Kinder Morgan, Inc. 6.5000%, 9/15/20	88,875
1,241,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	1,523,327
1,155,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	1,298,813
2,125,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,326,958
1,658,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.1250%, 7/15/19 (144A)	1,624,840
1,553,000	Plains All American Pipeline LP / PAA Finance Corp. 3.9500%, 9/15/15	1,597,863
1,890,000	Spectra Energy Partners LP 4.7500%, 3/15/24	2,027,163
3,104,000	Western Gas Partners LP 5.3750%, 6/1/21	3,468,717
1,755,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	1,803,262
		72,051,821
Finance Companies — 0.9%
3,330,000	CIT Group, Inc. 4.2500%, 8/15/17	3,363,300
468,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	501,930
3,418,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	3,576,083
930,000	CIT Group, Inc. 3.8750%, 2/19/19	913,725
1,362,000	CIT Group, Inc. 5.0000%, 8/1/23	1,351,785
626,000	GE Capital Trust I 6.3750%, 11/15/67‡	676,080
142,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	153,715
2,200,000	General Electric Capital Corp. 6.2500%µ	2,370,500
1,600,000	General Electric Capital Corp. 7.1250%µ	1,852,000
		14,759,118
Financial — 0.3%
1,757,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	1,794,774
3,112,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	3,121,420
		4,916,194
Industrial — 0.1%
559,000	CBRE Services, Inc. 6.6250%, 10/15/20	587,732
714,000	Cintas Corp. No 2 2.8500%, 6/1/16	735,149
747,000	Cintas Corp. No 2 4.3000%, 6/1/21	810,013
		2,132,894
Insurance — 0.3%
454,000	American International Group, Inc. 5.6000%, 10/18/16	494,265
2,656,000	Primerica, Inc. 4.7500%, 7/15/22	2,878,894
1,081,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	1,086,405
		4,459,564
Owned No Guarantee — 0.1%
877,000	CNOOC Nexen Finance 2014 ULC 4.2500%, 4/30/24	888,850
Real Estate Investment Trusts (REITs) — 1.1%
1,240,000	Alexandria Real Estate Equities, Inc. 2.7500%, 1/15/20	1,228,647
2,175,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	2,283,282
1,215,000	Alexandria Real Estate Equities, Inc. 4.5000%, 7/30/29	1,215,194
1,252,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,452,783
2,838,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	3,015,375
1,011,000	Post Apartment Homes LP 4.7500%, 10/15/17	1,097,993
568,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	604,788
326,000	Retail Opportunity Investments Partnership LP 5.0000%, 12/15/23	347,092
497,000	Senior Housing Properties Trust 6.7500%, 4/15/20	565,526
549,000	Senior Housing Properties Trust 6.7500%, 12/15/21	633,515
1,207,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	1,300,586
2,330,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	2,770,295
		16,515,076
Technology — 2.4%
2,402,000	Amphenol Corp. 4.7500%, 11/15/14	2,413,897
1,021,000	Amphenol Corp. 3.1250%, 9/15/21	1,018,667
980,000	Autodesk, Inc. 3.6000%, 12/15/22	966,412
355,000	Fidelity National Information Services, Inc. 5.0000%, 3/15/22	374,097
1,031,000	Fidelity National Information Services, Inc. 3.8750%, 6/5/24	1,029,901
1,028,000	Fiserv, Inc. 3.1250%, 10/1/15	1,050,943
3,123,000	Motorola Solutions, Inc. 4.0000%, 9/1/24	3,048,417
1,650,000	National Semiconductor Corp. 3.9500%, 4/15/15	1,681,667
1,557,000	National Semiconductor Corp. 6.6000%, 6/15/17	1,775,773
3,718,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	3,729,016
580,000	Seagate HDD Cayman 4.7500%, 6/1/23	584,350
5,489,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	5,461,555
4,215,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	4,162,123
1,001,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	1,079,186
4,818,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	5,425,405
1,544,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,590,079
632,000	Xilinx, Inc. 2.1250%, 3/15/19	628,089
816,000	Xilinx, Inc. 3.0000%, 3/15/21	816,573
		36,836,150
Transportation — 0.5%
282,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	287,198
1,566,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,605,748
196,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	199,985
1,644,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,712,857
1,099,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 6/15/19 (144A)	1,092,803
167,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	179,465
901,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	926,468
1,067,000	Southwest Airlines Co. 5.1250%, 3/1/17	1,151,642
		7,156,166
Utility — 0.2%
807,000	American Water Capital Corp. 3.4000%, 3/1/25	803,615
2,018,000	American Water Capital Corp. 4.3000%, 12/1/42	2,003,501
		2,807,116
Total Corporate Bonds (cost $336,896,318)		344,104,554

Mortgage-Backed Securities — 8.5%
Fannie Mae Pool:
277,536	5.5000%, 1/1/25	305,167
629,547	5.0000%, 9/1/29	697,342
249,474	5.0000%, 1/1/30	276,109
188,082	5.5000%, 1/1/33	211,312
742,541	6.0000%, 10/1/35	844,578
858,169	6.0000%, 12/1/35	976,211
127,562	6.0000%, 2/1/37	147,691
715,980	6.0000%, 9/1/37	784,576
594,153	6.0000%, 10/1/38	693,296
207,788	7.0000%, 2/1/39	224,623
887,001	5.5000%, 3/1/40	1,005,348
2,723,400	5.5000%, 4/1/40	3,053,313
298,353	4.5000%, 10/1/40	325,373
1,794,185	5.0000%, 2/1/41	1,988,518
478,493	5.5000%, 2/1/41	542,340
310,894	4.5000%, 4/1/41	336,612
545,842	4.5000%, 4/1/41	593,151
547,833	5.0000%, 4/1/41	606,916
570,955	4.5000%, 5/1/41	618,435
1,009,869	5.0000%, 5/1/41	1,119,005
917,240	5.5000%, 5/1/41	1,021,827
4,999,580	5.5000%, 6/1/41	5,587,692
881,689	5.0000%, 7/1/41	977,229
766,987	4.5000%, 8/1/41	833,915
1,526,712	4.5000%, 1/1/42	1,664,182
1,386,389	4.0000%, 6/1/42	1,465,666
2,597,818	4.5000%, 6/1/42	2,808,606
8,332,736	3.5000%, 7/1/42	8,556,562
2,506,927	4.0000%, 7/1/42	2,650,268
616,876	4.0000%, 8/1/42	652,147
752,982	4.0000%, 9/1/42	796,041
2,332,656	4.0000%, 9/1/42	2,466,028
889,278	4.0000%, 11/1/42	940,128
1,017,923	4.5000%, 11/1/42	1,101,329
2,625,032	4.5000%, 2/1/43	2,844,047
3,808,020	4.5000%, 2/1/43	4,154,199
1,767,197	4.0000%, 5/1/43	1,868,133
1,851,633	4.0000%, 7/1/43	1,957,392
2,167,241	4.0000%, 8/1/43	2,291,028
547,993	4.0000%, 9/1/43	579,293
1,986,958	4.0000%, 9/1/43	2,100,502
1,189,236	3.5000%, 1/1/44	1,223,024
2,692,641	3.5000%, 1/1/44	2,769,151
1,403,248	4.0000%, 2/1/44	1,483,443
1,406,465	3.5000%, 4/1/44	1,444,251
4,254,702	3.5000%, 5/1/44	4,375,595
3,828,331	4.0000%, 7/1/44	4,066,065
937,357	4.0000%, 8/1/44	995,566
2,427,334	4.0000%, 8/1/44	2,562,118
4,585,230	4.0000%, 8/1/44	4,886,507
6,052,462	4.0000%, 8/1/44	6,402,249
1,398,469	4.0000%, 9/1/44	1,477,313
Freddie Mac Gold Pool:
246,713	5.0000%, 1/1/19	260,522
161,715	5.0000%, 2/1/19	172,335
203,488	5.5000%, 8/1/19	215,695
260,052	5.0000%, 6/1/20	278,236
600,294	5.5000%, 12/1/28	670,857
881,615	3.5000%, 2/1/29	926,084
504,332	5.5000%, 10/1/36	568,807
2,179,054	6.0000%, 4/1/40	2,518,208
724,292	4.5000%, 1/1/41	788,870
1,548,990	5.0000%, 5/1/41	1,724,019
741,148	5.5000%, 5/1/41	824,838
3,897,168	5.5000%, 9/1/41	4,338,584
2,841,942	4.5000%, 9/1/44	3,109,718
Ginnie Mae I Pool:
691,596	5.1000%, 1/15/32	784,297
745,750	4.9000%, 10/15/34	816,626
93,602	5.5000%, 9/15/35	106,583
509,076	5.5000%, 3/15/36	571,750
590,398	5.5000%, 8/15/39	697,674
1,771,559	5.5000%, 8/15/39	2,035,574
477,826	5.0000%, 10/15/39	528,804
668,792	5.5000%, 10/15/39	756,779
744,804	5.0000%, 11/15/39	823,430
223,973	5.0000%, 1/15/40	247,465
180,917	5.0000%, 4/15/40	200,058
81,877	5.0000%, 5/15/40	91,196
246,642	5.0000%, 5/15/40	273,556
199,066	5.0000%, 7/15/40	220,095
743,916	5.0000%, 7/15/40	822,579
808,345	5.0000%, 2/15/41	898,327
351,891	5.0000%, 5/15/41	397,483
223,039	4.5000%, 7/15/41	243,704
1,533,848	4.5000%, 8/15/41	1,698,573
182,013	5.0000%, 9/15/41	203,119
Ginnie Mae II Pool:
444,356	6.0000%, 11/20/34	510,150
598,656	5.5000%, 11/20/37	669,013
202,938	6.0000%, 1/20/39	228,648
80,647	5.5000%, 9/20/41	90,677
1,054,070	4.5000%, 10/20/41	1,147,829
85,534	6.0000%, 10/20/41	97,838
229,616	6.0000%, 12/20/41	261,751
519,731	5.5000%, 1/20/42	589,745
251,521	6.0000%, 1/20/42	287,319
215,870	6.0000%, 2/20/42	246,638
159,718	6.0000%, 3/20/42	182,397
393,715	6.0000%, 4/20/42	449,932
342,140	3.5000%, 5/20/42	355,797
778,148	5.5000%, 5/20/42	882,960
303,787	6.0000%, 5/20/42	341,533
933,117	5.5000%, 7/20/42	1,046,156
202,900	6.0000%, 7/20/42	231,650
218,104	6.0000%, 8/20/42	249,224
496,155	6.0000%, 9/20/42	567,125
201,755	6.0000%, 11/20/42	229,731
258,156	6.0000%, 2/20/43	294,926

Total Mortgage-Backed Securities (cost $131,284,245)		132,126,896
Preferred Stock — 0.7%
Capital Markets — 0.2%
56,050	Morgan Stanley, 6.8750%	1,464,586
60,780	Morgan Stanley, 7.1250%	1,635,590
34,375	State Street Corp., 5.9000%	881,719
		3,981,895
Commercial Banks — 0.2%
116,200	Wells Fargo & Co., 6.6250%	3,212,930
Construction & Engineering — 0.1%
35,250	Citigroup Capital XIII, 7.8750%	948,930
Consumer Finance — 0.2%
1,716	Ally Financial, Inc., 7.0000% (144A)	1,717,609
63,650	Discover Financial Services, 6.5000%	1,604,616
		3,322,225
Total Preferred Stock (cost $10,978,886)		11,465,980
U.S. Treasury Notes/Bonds — 8.9%
$ 5,267,000	0.5000%, 8/31/16	5,261,649
4,128,000	0.8750%, 1/31/17	4,135,740
313,000	0.8750%, 2/28/17	313,318
8,328,000	0.7500%, 6/30/17	8,272,694
560,000	0.8750%, 7/15/17	558,075
773,000	0.7500%, 10/31/17	763,217
1,137,000	0.7500%, 12/31/17	1,118,878
456,000	0.8750%, 1/31/18	449,979
1,839,000	0.7500%, 3/31/18	1,801,071
10,610,000	1.3750%, 7/31/18	10,566,902
10,850,000	1.5000%, 8/31/18	10,844,911
36,225,000	1.3750%, 9/30/18†	35,998,594
7,146,000	1.2500%, 10/31/18	7,056,675
6,194,000	1.6250%, 7/31/19	6,155,288
1,898,000	1.7500%, 5/15/23	1,798,947
6,986,000	2.5000%, 8/15/23	7,027,483
12,820,000	2.7500%, 11/15/23	13,140,500
4,951,000	2.5000%, 5/15/24	4,954,094
272,000	2.3750%, 8/15/24	268,855
8,998,000	3.7500%, 11/15/43	9,945,597
1,451,000	3.6250%, 2/15/44	1,567,987
6,059,000	3.3750%, 5/15/44	6,255,918

Total U.S. Treasury Notes/Bonds (cost $136,782,241)		138,256,372
Money Market — 1.6%
24,078,593	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $24,078,593)	24,078,593
Total Investments (total cost $1,289,814,220) – 100%		$ 1,552,910,057

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 1,455,924,764	93.8%
United Kingdom	47,640,877	3.1
Canada	12,830,775	0.8
China	7,575,168	0.5
Singapore	5,489,384	0.4
Taiwan	4,162,123	0.3
Australia	3,842,152	0.2
South Korea	3,729,016	0.2
Germany	3,597,221	0.2
Switzerland	3,488,885	0.2
Netherlands	3,121,420	0.2
Italy	1,508,272	0.1
Total	$ 1,552,910,057	100.0%

††	Includes Cash Equivalents of 1.6%.

Schedule of Forward Currency Contracts, Open
September 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America: British Pound 11/6/14	750,000	$ 1,215,274	$ 3,124
Credit Suisse International: British Pound 10/23/14	800,000	1,296,455	12,345
HSBC Securities (USA), Inc.: British Pound 10/9/14	2,180,000	3,533,325	77,616
JPMorgan Chase & Co.: British Pound 10/16/14	2,530,000	4,100,320	6,697
RBC Capital Markets Corp.: British Pound 10/16/14	1,675,000	2,714,639	17,286
Total		$ 12,860,013	$ 117,068

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Balanced Portfolio	$ 99,336,312	6.4%

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Balanced Portfolio	$ 22,447,500

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of September 30, 2014.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Balanced Portfolio
Colony American Homes Holdings III LP – Private Placement	1/30/13	$ 6,407,653	$ 7,103,590	0.5%
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	1,087,263	1,073,528	0.1%
		$ 7,494,916	$ 8,177,118	0.6%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen Balanced Portfolio
Janus Cash Liquidity Fund LLC	10,478,159	623,798,978	(610,198,544)	24,078,593	$ -	$ 11,904	$ 24,078,593

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$27,400,566	$—

Bank Loans and Mezzanine Loans	—	11,191,552	—

Common Stock
Beverages	—	6,793,171	—
Food Products	7,183,780	8,378,728	—
Insurance	—	10,600,818	—
Real Estate Management & Development	—	—	7,103,590
All Other	824,225,457	—	—

Corporate Bonds	—	344,104,554	—

Mortgage-Backed Securities	—	132,126,896	—

Preferred Stock	—	11,465,980	—

U.S. Treasury Notes/Bonds	—	138,256,372	—

Money Market	—	24,078,593	—
Total Investments in Securities	$831,409,237	$714,397,230	$7,103,590

Other Financial Instruments(a):
Forward Currency Contracts	$—	$117,068	$—

Total Assets	$831,409,237	$714,514,298	$7,103,590

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

As of September 30, 2014

Shares	Value
Common Stock — 96.1%
Aerospace & Defense — 2.9%
118,804	HEICO Corp. - Class A	$ 4,787,801
38,290	Precision Castparts Corp.	9,070,135
31,698	TransDigm Group, Inc.	5,842,893
		19,700,829
Air Freight & Logistics — 1.2%
196,470	Expeditors International of Washington, Inc.	7,972,753
Airlines — 1.4%
169,281	Ryanair Holdings PLC (ADR)	9,552,527
Biotechnology — 4.5%
156,680	Celgene Corp.*	14,850,131
54,839	Incyte Corp.*	2,689,853
66,297	Medivation, Inc.*	6,554,784
98,916	NPS Pharmaceuticals, Inc.*	2,571,816
29,509	Pharmacyclics, Inc.*,#	3,465,242
		30,131,826
Capital Markets — 2.4%
249,996	LPL Financial Holdings, Inc.	11,512,316
59,698	T Rowe Price Group, Inc.	4,680,323
		16,192,639
Chemicals — 1.9%
29,619	Air Products & Chemicals, Inc.	3,855,802
249,420	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)#	8,619,955
		12,475,757
Commercial Services & Supplies — 1.4%
208,915	Edenred	5,147,240
197,076	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)#	4,412,531
		9,559,771
Communications Equipment — 0.8%
84,348	Motorola Solutions, Inc.	5,337,541
Diversified Financial Services — 1.6%
231,777	MSCI, Inc.	10,898,155
Electrical Equipment — 3.7%
76,108	AMETEK, Inc.	3,821,382
475,407	Sensata Technologies Holding NV*	21,169,874
		24,991,256
Electronic Equipment, Instruments & Components — 5.4%
114,881	Amphenol Corp. - Class A	11,472,017
577,296	Flextronics International, Ltd.*	5,957,695
102,861	National Instruments Corp.	3,181,491
287,267	TE Connectivity, Ltd. (U.S. Shares)	15,882,992
		36,494,195
Energy Equipment & Services — 2.8%
224,337	Dresser-Rand Group, Inc.*	18,453,962
Food Products — 0.9%
63,042	Mead Johnson Nutrition Co.	6,065,901
Health Care Equipment & Supplies — 4.4%
48,578	IDEXX Laboratories, Inc.*	5,723,946
279,193	Masimo Corp.	5,941,227
218,875	Varian Medical Systems, Inc.*	17,536,265
		29,201,438
Health Care Providers & Services — 2.3%
104,928	Henry Schein, Inc.*	12,220,964
87,204	Premier, Inc. - Class A	2,865,524
		15,086,488
Health Care Technology — 1.9%
97,316	athenahealth, Inc.*,#	12,815,544
Hotels, Restaurants & Leisure — 0.6%
84,642	Dunkin' Brands Group, Inc.	3,793,654
Industrial Conglomerates — 1.0%
45,537	Roper Industries, Inc.	6,661,608
Information Technology Services — 7.7%
349,182	Amdocs, Ltd. (U.S. Shares)	16,020,470
139,873	Fidelity National Information Services, Inc.	7,874,850
115,977	Gartner, Inc.*	8,520,830
156,635	Jack Henry & Associates, Inc.	8,718,304
137,431	Teradata Corp.*	5,761,107
40,333	WEX, Inc.*	4,449,537
		51,345,098
Insurance — 1.7%
132,693	Aon PLC	11,633,195
Internet Software & Services — 3.0%
14,299	CoStar Group, Inc.*	2,224,067
309,280	Vistaprint NV*,#	16,945,451
69,350	Youku Tudou, Inc. (ADR)*	1,242,752
		20,412,270
Life Sciences Tools & Services — 3.2%
18,680	Mettler-Toledo International, Inc.*	4,784,508
110,580	PerkinElmer, Inc.	4,821,288
63,693	Techne Corp.	5,958,480
56,287	Waters Corp.*	5,579,168
		21,143,444
Machinery — 3.3%
108,901	Colfax Corp.*	6,204,090
328,250	Rexnord Corp.	9,338,712
78,688	Wabtec Corp.	6,376,876
		21,919,678
Media — 5.0%
391,391	Aimia, Inc.	5,938,322
112,780	Discovery Communications, Inc. - Class C*	4,204,438
253,742	Lamar Advertising Co. - Class A	12,496,794
138,528	Markit, Ltd.*	3,234,629
110,071	Omnicom Group, Inc.	7,579,489
		33,453,672
Oil, Gas & Consumable Fuels — 1.1%
189,480	World Fuel Services Corp.	7,564,042
Pharmaceuticals — 0.5%
48,574	Endo International PLC*	3,319,547
Professional Services — 2.7%
296,841	Verisk Analytics, Inc. - Class A*,†	18,074,648
Real Estate Investment Trusts (REITs) — 3.2%
262,614	Crown Castle International Corp.	21,148,305
Road & Rail — 1.4%
46,260	Canadian Pacific Railway, Ltd. (U.S. Shares)	9,597,562
Semiconductor & Semiconductor Equipment — 6.7%
1,270,630	Atmel Corp.*	10,266,690
162,545	KLA-Tencor Corp.	12,805,295
1,211,278	ON Semiconductor Corp.*	10,828,825
253,004	Xilinx, Inc.	10,714,720
		44,615,530
Software — 8.2%
666,576	Cadence Design Systems, Inc.*	11,471,773
30,202	FactSet Research Systems, Inc.#	3,670,449
110,281	Intuit, Inc.	9,666,130
127,031	NICE Systems, Ltd. (ADR)	5,181,594
295,041	Solera Holdings, Inc.	16,628,511
181,407	SS&C Technologies Holdings, Inc.*	7,961,953
		54,580,410
Textiles, Apparel & Luxury Goods — 4.5%
55,545	Carter's, Inc.	4,305,849
210,122	Gildan Activewear, Inc.	11,497,876
7,049,720	Li & Fung, Ltd.	7,995,994
254,670	Wolverine World Wide, Inc.	6,382,030
		30,181,749
Trading Companies & Distributors — 2.8%
82,537	Fastenal Co.#	3,705,911
94,045	MSC Industrial Direct Co., Inc. - Class A	8,037,086
27,653	WW Grainger, Inc.	6,958,877
		18,701,874
Total Common Stock (cost $384,283,144)		643,076,868
Money Market — 0.5%
3,159,934	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $3,159,934)	3,159,934
Investment Purchased with Cash Collateral From Securities Lending — 3.4%
23,129,950	Janus Cash Collateral Fund LLC, 0.0650%∞,£ (cost $23,129,950)	23,129,950
Total Investments (total cost $410,573,028) – 100%		$ 669,366,752

Summary of Investments by Country – (Long Positions)
September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 600,180,399	89.6%
Canada	40,066,246	6.0
Ireland	9,552,527	1.4
Hong Kong	7,995,994	1.2
Israel	5,181,594	0.8
France	5,147,240	0.8
China	1,242,752	0.2
Total	$ 669,366,752	100.0%

††	Includes Cash Equivalents of 3.9%.

Schedule of Forward Currency Contracts, Open
September 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America: Euro 11/6/14	690,000	$ 871,616	$ 4,881
Credit Suisse International:
Canadian Dollar 10/23/14	5,570,000	4,971,240	134,402
Euro 10/23/14	2,550,000	3,220,876	61,076
		8,192,116	195,478
HSBC Securities (USA), Inc.:
Canadian Dollar 10/9/14	5,685,000	5,075,825	96,531
Euro 10/9/14	3,120,000	3,940,439	191,284
		9,016,264	287,815
JPMorgan Chase & Co.: Euro 10/16/14	1,505,000	1,900,853	47,349
RBC Capital Markets Corp.:
Canadian Dollar 10/16/14	4,910,000	4,383,029	124,556
Euro 10/16/14	3,075,000	3,883,802	104,473
		8,266,831	229,029
Total		$ 28,247,680	$ 764,552

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Enterprise Portfolio	$ 15,831,400

∞	Rate shown is the 7-day yield as of September 30, 2014.

#	Loaned security; a portion of the security is on loan at September 30, 2014.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen Enterprise Portfolio
Janus Cash Collateral Fund LLC	-	175,955,799	(152,825,849)	23,129,950	$ -	$ 72,745(1)	$ 23,129,950
Janus Cash Liquidity Fund LLC	5,999,739	66,420,195	(69,260,000)	3,159,934	-	3,978	3,159,934
Total					$ -	$ 76,723	$ 26,289,884

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Commercial Services & Supplies	$4,412,531	$5,147,240	$—
Textiles, Apparel & Luxury Goods	22,185,755	7,995,994	—
All Other	603,335,348	—	—

Money Market	—	3,159,934	—

Investment Purchased with Cash Collateral From Securities Lending	—	23,129,950	—
Total Investments in Securities	$629,933,634	$39,433,118	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$764,552	$—
Total Assets	$629,933,634	$40,197,670	$—
(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 5.3%
$ 1,271,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 1,285,998
411,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	419,659
4,829,000	Applebee's/IHOP Funding LLC 4.2770%, 9/5/21 (144A)	4,783,086
839,000	Aventura Mall Trust 2013-AVM 3.8674%, 12/5/20 (144A),‡	808,767
650,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2036%, 8/15/26 (144A),‡	650,515
2,306,900	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	2,328,285
680,124	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	729,283
2,313,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	2,525,294
1,002,001	Domino's Pizza Master Issuer LLC 5.2160%, 1/25/42 (144A)	1,058,272
1,525,656	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	1,318,845
1,121,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	1,053,541
524,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.7706%, 1/10/18 (144A),‡	527,011
437,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	445,528
355,000	Hilton USA Trust 2013-HLT 5.6086%, 11/5/30 (144A),‡	360,504
800,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1436%, 4/15/30 (144A),‡	802,126
380,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8936%, 4/15/30 (144A),‡	381,366
304,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6540%, 12/15/28 (144A),‡	304,253
1,359,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	1,444,866
546,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	554,116
566,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	584,030
1,760,300	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	1,883,619
668,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	725,902
496,322	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 6.1400%, 2/15/51‡	517,970
354,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.9036%, 1/15/27 (144A),‡	354,000
138,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.4036%, 2/15/27 (144A),‡	138,000
138,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 3.4036%, 2/15/27 (144A),‡	137,906
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $26,156,126)		26,122,742
Bank Loans and Mezzanine Loans — 2.2%
Basic Industry — 0.2%
996,152	FMG Resources August 2006 Pty, Ltd. 3.7500%, 6/30/19‡	974,207
Communications — 0.2%
1,116,680	Tribune Media Co. 4.0000%, 12/27/20‡	1,100,979
Consumer Cyclical — 0.4%
1,863,360	MGM Resorts International 3.5000%, 12/20/19‡	1,828,422
Consumer Non-Cyclical — 0.5%
262,020	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	261,061
1,100,470	IMS Health, Inc. 3.5000%, 3/17/21‡	1,077,085
928,368	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	913,282
		2,251,428
Technology — 0.9%
4,723,163	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	4,676,545
Total Bank Loans and Mezzanine Loans (cost $10,972,966)		10,831,581
Corporate Bonds — 52.2%
Asset-Backed Securities — 0.3%
1,449,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	1,425,297
Banking — 10.1%
1,949,000	Abbey National Treasury Services PLC 4.0000%, 3/13/24	1,975,356
1,026,000	American Express Co. 6.8000%, 9/1/66‡	1,095,255
624,000	Bank of America Corp. 1.5000%, 10/9/15	628,711
2,639,000	Bank of America Corp. 2.6500%, 4/1/19	2,630,911
1,522,000	Bank of America Corp. 4.2000%, 8/26/24	1,508,839
2,174,000	Bank of America Corp. 8.0000%µ	2,343,855
1,409,000	Citigroup, Inc. 5.9000%, 12/29/49	1,370,252
636,000	Credit Suisse, New York 5.4000%, 1/14/20	709,411
2,018,000	Credit Suisse, New York 3.6250%, 9/9/24	1,990,975
2,009,000	Goldman Sachs Capital I 6.3450%, 2/15/34	2,283,759
606,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	658,123
1,344,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	1,357,952
1,080,000	Goldman Sachs Group, Inc. 5.7000%µ	1,095,660
723,000	HBOS PLC 6.7500%, 5/21/18 (144A)	817,824
287,000	HSBC Bank USA NA 4.8750%, 8/24/20	317,144
1,200,000	Intesa Sanpaolo SpA 5.0170%, 6/26/24 (144A)	1,169,203
235,000	JPMorgan Chase & Co. 7.9000%µ	254,388
744,000	Lloyds Bank PLC 6.5000%, 9/14/20 (144A)	865,025
473,000	Morgan Stanley 4.7500%, 3/22/17	508,291
1,401,000	Morgan Stanley 2.5000%, 1/24/19	1,401,094
3,136,000	Morgan Stanley 2.3750%, 7/23/19	3,086,414
1,325,000	Morgan Stanley 5.0000%, 11/24/25	1,385,698
2,416,000	Morgan Stanley 4.3500%, 9/8/26	2,374,486
290,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	294,300
2,276,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	2,403,215
2,156,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	2,260,219
3,708,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	3,643,336
1,095,000	Santander UK PLC 5.0000%, 11/7/23 (144A)	1,148,826
1,124,000	SVB Financial Group 5.3750%, 9/15/20	1,257,354
1,431,000	Synchrony Financial 3.0000%, 8/15/19	1,434,922
3,517,000	Synchrony Financial 4.2500%, 8/15/24	3,517,443
2,135,000	Zions Bancorporation 5.8000%µ	2,038,925
		49,827,166
Basic Industry — 1.8%
548,000	Alcoa, Inc. 5.1250%, 10/1/24	548,712
796,000	Ashland, Inc. 3.8750%, 4/15/18	797,990
1,048,000	Ashland, Inc. 6.8750%, 5/15/43	1,092,540
974,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	1,006,872
376,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	411,765
140,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	153,300
343,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	379,872
1,566,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	1,777,410
566,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	581,870
527,000	Steel Dynamics, Inc. 5.1250%, 10/1/21 (144A)	534,905
263,000	Steel Dynamics, Inc. 5.5000%, 10/1/24 (144A)	264,315
783,000	WR Grace & Co. 5.1250%, 10/1/21 (144A)	795,724
443,000	WR Grace & Co. 5.6250%, 10/1/24 (144A)	454,075
		8,799,350
Brokerage — 3.5%
1,039,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	1,132,510
951,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	975,995
1,106,000	Charles Schwab Corp. 7.0000%µ	1,289,187
611,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	643,077
553,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	569,590
1,447,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	1,519,350
175,000	Lazard Group LLC 6.8500%, 6/15/17	197,175
1,413,000	Lazard Group LLC 4.2500%, 11/14/20	1,477,177
2,365,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	2,459,600
1,410,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	1,498,125
3,087,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	3,478,024
969,000	Stifel Financial Corp. 4.2500%, 7/18/24	974,525
910,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	915,687
		17,130,022
Capital Goods — 1.5%
856,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	836,740
890,000	Exelis, Inc. 4.2500%, 10/1/16	936,441
385,000	Exelis, Inc. 5.5500%, 10/1/21	409,792
1,255,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,311,577
868,000	Hanson, Ltd. 6.1250%, 8/15/16	928,760
1,015,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23	1,064,418
544,000	Interface, Inc. 7.6250%, 12/1/18	565,760
919,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24 (144A)	932,067
243,000	Vulcan Materials Co. 7.0000%, 6/15/18	269,730
		7,255,285
Communications — 1.6%
505,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	488,588
567,000	Nielsen Finance LLC / Nielsen Finance Co. 5.0000%, 4/15/22 (144A)	554,242
802,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	813,292
1,218,000	UBM PLC 5.7500%, 11/3/20 (144A)	1,316,934
1,006,000	Verizon Communications, Inc. 2.6250%, 2/21/20 (144A)	993,380
927,000	Verizon Communications, Inc. 5.1500%, 9/15/23	1,026,531
838,000	Verizon Communications, Inc. 6.4000%, 9/15/33	1,020,867
408,000	Viacom, Inc. 3.8750%, 4/1/24	406,306
1,286,000	Viacom, Inc. 4.3750%, 3/15/43	1,184,024
		7,804,164
Consumer Cyclical — 3.9%
2,275,000	Brinker International, Inc. 3.8750%, 5/15/23	2,233,575
376,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	394,489
490,000	DR Horton, Inc. 4.7500%, 5/15/17	508,375
863,000	DR Horton, Inc. 3.7500%, 3/1/19	839,267
806,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	926,758
1,127,000	General Motors Co. 3.5000%, 10/2/18	1,145,314
4,020,000	General Motors Co. 4.8750%, 10/2/23	4,251,150
1,527,000	General Motors Co. 6.2500%, 10/2/43	1,786,590
502,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	504,510
419,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	420,571
347,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	381,528
982,000	MDC Holdings, Inc. 5.5000%, 1/15/24	967,359
484,000	MGM Resorts International 8.6250%, 2/1/19	545,758
913,000	Schaeffler Finance BV 4.2500%, 5/15/21 (144A)	878,762
783,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	931,123
312,000	Tiffany & Co. 3.8000%, 10/1/24 (144A)	311,795
525,000	Tiffany & Co. 4.9000%, 10/1/44 (144A)	524,237
422,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	421,473
343,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	364,438
235,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	223,838
729,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	690,728
		19,251,638
Consumer Non-Cyclical — 3.2%
1,832,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	1,928,292
1,674,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	1,774,440
619,000	HCA, Inc. 3.7500%, 3/15/19	605,072
1,671,000	Life Technologies Corp. 6.0000%, 3/1/20	1,928,832
299,000	Life Technologies Corp. 5.0000%, 1/15/21	332,859
910,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A)	908,066
979,000	Safeway, Inc. 4.7500%, 12/1/21	987,353
349,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	349,872
505,000	Sysco Corp. 3.0000%, 10/2/21	505,951
631,000	Sysco Corp. 3.5000%, 10/2/24	632,733
1,185,000	Sysco Corp. 4.5000%, 10/2/44	1,193,658
603,000	Tyson Foods, Inc. 6.6000%, 4/1/16	652,441
2,054,000	Wm Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	2,068,616
2,133,000	Wm Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	2,164,767
		16,032,952
Electric — 0.7%
1,001,000	CMS Energy Corp. 4.2500%, 9/30/15	1,034,279
561,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	591,154
750,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	780,577
1,037,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	1,164,067
		3,570,077
Energy — 11.3%
1,959,000	Anadarko Petroleum Corp. 3.4500%, 7/15/24	1,924,102
1,453,000	Anadarko Petroleum Corp. 4.5000%, 7/15/44	1,399,980
4,278,000	California Resources Corp. 5.5000%, 9/15/21 (144A)	4,342,170
3,757,000	California Resources Corp. 6.0000%, 11/15/24 (144A)	3,860,318
3,987,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	4,081,691
5,169,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	5,194,845
2,385,000	Cimarex Energy Co. 5.8750%, 5/1/22	2,563,875
1,812,000	Cimarex Energy Co. 4.3750%, 6/1/24	1,825,590
188,000	Continental Resources, Inc. 7.1250%, 4/1/21	208,445
2,589,000	Continental Resources, Inc. 5.0000%, 9/15/22	2,731,395
996,000	Continental Resources, Inc. 3.8000%, 6/1/24	975,598
505,000	Continental Resources, Inc. 4.9000%, 6/1/44	492,303
1,647,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	1,725,233
1,818,000	DCP Midstream Operating LP 4.9500%, 4/1/22	1,978,233
777,000	DCP Midstream Operating LP 3.8750%, 3/15/23	777,944
801,000	DCP Midstream Operating LP 5.6000%, 4/1/44	880,762
966,000	Devon Energy Corp. 2.2500%, 12/15/18	963,799
572,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	615,422
591,000	El Paso Pipeline Partners Operating Co. LLC 4.3000%, 5/1/24	587,129
641,000	Energy Transfer Partners LP 4.1500%, 10/1/20	665,627
1,675,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	1,738,514
1,328,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	1,452,714
479,000	Ensco PLC 4.5000%, 10/1/24	480,613
499,000	Ensco PLC 5.7500%, 10/1/44	505,863
835,000	Forum Energy Technologies, Inc. 6.2500%, 10/1/21	857,963
236,000	Frontier Oil Corp. 6.8750%, 11/15/18	245,145
1,229,000	Kinder Morgan Energy Partners LP 5.0000%, 3/1/43	1,136,295
66,000	Kinder Morgan, Inc. 6.5000%, 9/15/20	74,250
971,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	1,191,903
566,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	636,474
1,344,000	Nabors Industries, Inc. 5.0000%, 9/15/20	1,471,732
1,250,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.1250%, 7/15/19 (144A)	1,225,000
140,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	148,463
1,562,000	Spectra Energy Partners LP 4.7500%, 3/15/24	1,675,359
2,877,000	Western Gas Partners LP 5.3750%, 6/1/21	3,215,045
444,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	458,985
1,730,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	1,777,575
		56,086,354
Finance Companies — 2.3%
2,972,000	CIT Group, Inc. 4.2500%, 8/15/17	3,001,720
459,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	492,278
1,824,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	1,908,360
608,000	CIT Group, Inc. 3.8750%, 2/19/19	597,360
1,065,000	CIT Group, Inc. 5.0000%, 8/1/23	1,057,012
568,000	GE Capital Trust I 6.3750%, 11/15/67‡	613,440
109,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	117,993
2,000,000	General Electric Capital Corp. 6.2500%µ	2,155,000
1,100,000	General Electric Capital Corp. 7.1250%µ	1,273,250
		11,216,413
Financial — 0.9%
1,722,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	1,759,021
2,959,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	2,967,957
		4,726,978
Industrial — 0.3%
438,000	CBRE Services, Inc. 6.6250%, 10/15/20	460,513
434,000	Cintas Corp. No 2 2.8500%, 6/1/16	446,855
464,000	Cintas Corp. No 2 4.3000%, 6/1/21	503,141
		1,410,509
Insurance — 0.8%
422,000	American International Group, Inc. 5.6000%, 10/18/16	459,427
2,433,000	Primerica, Inc. 4.7500%, 7/15/22	2,637,180
971,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	975,855
		4,072,462
Owned No Guarantee — 0.3%
720,000	CNOOC Nexen Finance 2014 ULC 4.2500%, 4/30/24	729,728
762,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	801,068
		1,530,796
Real Estate Investment Trusts (REITs) — 2.9%
953,000	Alexandria Real Estate Equities, Inc. 2.7500%, 1/15/20	944,274
2,497,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	2,621,313
941,000	Alexandria Real Estate Equities, Inc. 4.5000%, 7/30/29	941,151
698,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	809,938
1,846,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	2,150,278
2,247,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	2,387,438
808,000	Post Apartment Homes LP 4.7500%, 10/15/17	877,525
243,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	258,738
247,000	Retail Opportunity Investments Partnership LP 5.0000%, 12/15/23	262,981
358,000	Senior Housing Properties Trust 6.7500%, 4/15/20	407,361
419,000	Senior Housing Properties Trust 6.7500%, 12/15/21	483,502
773,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	832,935
1,376,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	1,636,020
		14,613,454
Technology — 5.2%
1,168,000	Amphenol Corp. 4.7500%, 11/15/14	1,173,785
794,000	Amphenol Corp. 3.1250%, 9/15/21	792,186
1,029,000	Autodesk, Inc. 3.6000%, 12/15/22	1,014,733
258,000	Fidelity National Information Services, Inc. 5.0000%, 3/15/22	271,879
1,193,000	Fidelity National Information Services, Inc. 3.8750%, 6/5/24	1,191,728
813,000	Fiserv, Inc. 3.1250%, 10/1/15	831,145
2,419,000	Motorola Solutions, Inc. 4.0000%, 9/1/24	2,361,229
3,002,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	3,010,895
446,000	Seagate HDD Cayman 4.7500%, 6/1/23	449,345
4,197,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	4,176,015
3,941,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	3,891,560
740,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	797,800
2,926,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	3,294,881
1,406,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,447,961
452,000	Xilinx, Inc. 2.1250%, 3/15/19	449,203
576,000	Xilinx, Inc. 3.0000%, 3/15/21	576,404
		25,730,749
Transportation — 1.2%
169,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	172,115
1,217,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,247,890
190,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	193,863
1,554,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,619,088
728,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 6/15/19 (144A)	723,895
111,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	119,285
803,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	825,697
278,000	Southwest Airlines Co. 5.2500%, 10/1/14	278,000
764,000	Southwest Airlines Co. 5.1250%, 3/1/17	824,606
		6,004,439
Utility — 0.4%
638,000	American Water Capital Corp. 3.4000%, 3/1/25	635,324
1,596,000	American Water Capital Corp. 4.3000%, 12/1/42	1,584,533
		2,219,857
Total Corporate Bonds (cost $252,561,823)		258,707,962
Mortgage-Backed Securities — 22.9%
Fannie Mae Pool:
270,148	5.5000%, 1/1/25	297,043
854,171	5.0000%, 9/1/29	946,156
317,467	5.0000%, 1/1/30	351,361
179,912	5.5000%, 1/1/33	202,134
841,576	6.0000%, 12/1/35	957,335
286,809	6.0000%, 2/1/37	332,066
952,618	6.0000%, 9/1/37	1,043,887
809,616	6.0000%, 10/1/38	944,712
247,082	7.0000%, 2/1/39	267,101
796,009	5.5000%, 3/1/40	902,216
2,254,456	5.5000%, 4/1/40	2,527,561
237,332	4.5000%, 10/1/40	258,826
285,953	4.0000%, 12/1/40	302,935
436,374	5.5000%, 2/1/41	494,602
435,064	4.5000%, 4/1/41	471,054
682,611	4.5000%, 4/1/41	741,773
437,690	5.0000%, 4/1/41	484,894
686,028	4.5000%, 5/1/41	743,077
385,338	5.0000%, 5/1/41	426,981
777,891	5.5000%, 5/1/41	866,589
1,299,845	5.5000%, 6/1/41	1,452,748
965,259	5.0000%, 7/1/41	1,069,854
961,351	4.5000%, 8/1/41	1,045,240
782,428	4.5000%, 10/1/41	848,747
490,643	5.0000%, 10/1/41	542,616
1,058,790	4.0000%, 6/1/42	1,119,335
473,688	4.0000%, 8/1/42	500,772
578,200	4.0000%, 9/1/42	611,264
700,906	4.0000%, 9/1/42	740,981
4,866,055	4.5000%, 9/1/42	5,271,156
746,072	4.0000%, 11/1/42	788,734
1,238,857	4.5000%, 11/1/42	1,340,365
3,113,016	4.5000%, 2/1/43	3,372,745
4,633,273	4.5000%, 2/1/43	5,054,474
1,619,777	4.0000%, 7/1/43	1,712,293
1,815,756	4.0000%, 8/1/43	1,919,467
551,695	4.0000%, 9/1/43	583,207
1,580,675	4.0000%, 9/1/43	1,671,003
1,012,310	3.5000%, 1/1/44	1,041,071
2,260,314	3.5000%, 1/1/44	2,324,539
1,104,982	4.0000%, 2/1/44	1,168,132
1,234,718	3.5000%, 4/1/44	1,267,890
3,403,238	3.5000%, 5/1/44	3,499,938
3,019,390	4.0000%, 7/1/44	3,206,890
732,848	4.0000%, 8/1/44	778,357
1,914,429	4.0000%, 8/1/44	2,020,733
3,594,581	4.0000%, 8/1/44	3,830,766
4,773,554	4.0000%, 8/1/44	5,049,430
1,093,356	4.0000%, 9/1/44	1,154,998
Freddie Mac Gold Pool:
196,500	5.0000%, 1/1/19	207,498
154,576	5.0000%, 2/1/19	164,728
199,728	5.5000%, 8/1/19	211,710
329,178	5.0000%, 6/1/20	352,195
752,491	5.5000%, 12/1/28	840,945
689,267	3.5000%, 2/1/29	724,034
626,809	5.5000%, 10/1/36	706,940
2,843,020	6.0000%, 4/1/40	3,285,515
594,250	4.5000%, 1/1/41	647,233
1,233,394	5.0000%, 5/1/41	1,372,762
813,244	5.5000%, 5/1/41	905,074
158,529	4.5000%, 9/1/41	171,471
3,346,157	4.5000%, 9/1/44	3,661,441
Ginnie Mae I Pool:
473,058	4.0000%, 8/15/24	502,228
798,586	5.1000%, 1/15/32	905,628
898,829	4.9000%, 10/15/34	984,255
267,109	5.5000%, 9/15/35	304,151
475,158	5.5000%, 3/15/36	533,656
716,335	5.5000%, 8/15/39	846,494
1,068,765	5.5000%, 8/15/39	1,228,042
783,383	5.0000%, 9/15/39	884,821
1,623,243	5.0000%, 9/15/39	1,833,566
473,911	5.0000%, 10/15/39	524,472
818,137	5.0000%, 11/15/39	904,504
250,170	5.0000%, 1/15/40	276,411
186,058	5.0000%, 4/15/40	205,743
79,966	5.0000%, 5/15/40	89,067
267,640	5.0000%, 5/15/40	296,845
251,160	5.0000%, 7/15/40	277,693
825,054	5.0000%, 7/15/40	912,297
821,239	5.0000%, 2/15/41	912,656
987,066	4.5000%, 5/15/41	1,084,964
347,151	5.0000%, 5/15/41	392,129
232,912	4.5000%, 7/15/41	254,490
850,839	4.5000%, 7/15/41	926,007
1,923,301	4.5000%, 8/15/41	2,129,850
289,728	5.0000%, 9/15/41	323,325
Ginnie Mae II Pool:
437,652	6.0000%, 11/20/34	502,453
1,843,292	5.5000%, 3/20/35	2,093,243
509,474	5.5000%, 3/20/36	577,740
459,697	5.5000%, 11/20/37	513,723
264,242	6.0000%, 1/20/39	297,719
201,600	5.0000%, 6/20/41	223,972
873,227	5.0000%, 6/20/41	970,483
229,352	5.5000%, 9/20/41	257,874
95,663	6.0000%, 10/20/41	109,424
320,411	6.0000%, 12/20/41	365,253
698,104	5.5000%, 1/20/42	792,147
310,979	6.0000%, 1/20/42	355,239
330,179	6.0000%, 2/20/42	377,240
237,904	6.0000%, 3/20/42	271,686
1,064,877	6.0000%, 4/20/42	1,216,929
447,307	3.5000%, 5/20/42	465,162
613,722	5.5000%, 5/20/42	696,387
690,222	6.0000%, 5/20/42	775,982
1,215,640	5.5000%, 7/20/42	1,362,904
279,160	6.0000%, 7/20/42	318,716
278,885	6.0000%, 8/20/42	318,677
329,929	6.0000%, 9/20/42	377,122
264,955	6.0000%, 11/20/42	301,693
324,571	6.0000%, 2/20/43	370,801
Total Mortgage-Backed Securities (cost $112,509,994)		113,247,457
Preferred Stock — 2.2%
Capital Markets — 0.8%
48,475	Morgan Stanley, 6.8750%	1,266,652
67,350	Morgan Stanley, 7.1250%	1,812,388
28,900	State Street Corp., 5.9000%	741,285
		3,820,325
Commercial Banks — 0.6%
103,875	Wells Fargo & Co., 6.6250%	2,872,144
Construction & Engineering — 0.1%
30,525	Citigroup Capital XIII 7.8750%	821,733
Consumer Finance — 0.7%
1,375	Ally Financial, Inc., 7.0000% (144A)	1,376,289
83,625	Discover Financial Services, 6.5000%	2,108,186
		3,484,475
Total Preferred Stock (cost $10,537,894)		10,998,677
U.S. Treasury Notes/Bonds — 11.6%
$ 5,668,000	0.3750%, 5/31/16	5,662,241
11,152,000	0.5000%, 8/31/16	11,140,669
715,000	1.0000%, 10/31/16	720,083
103,000	0.8750%, 11/30/16	103,378
5,063,000	0.8750%, 1/31/17	5,072,493
1,557,000	0.8750%, 2/28/17	1,558,582
2,378,000	0.7500%, 6/30/17	2,362,208
620,000	0.8750%, 7/15/17	617,868
810,000	0.7500%, 10/31/17	799,749
940,000	0.7500%, 12/31/17	925,018
1,302,000	0.8750%, 1/31/18	1,284,810
1,210,000	0.7500%, 3/31/18	1,185,044
1,305,000	2.3750%, 5/31/18	1,349,758
4,281,000	1.3750%, 7/31/18	4,263,611
7,517,000	1.5000%, 8/31/18	7,513,474
1,628,000	1.6250%, 7/31/19	1,617,825
260,000	2.7500%, 11/15/23	266,500
212,000	2.3750%, 8/15/24	209,549
816,000	3.7500%, 11/15/43	901,935
5,926,000	3.6250%, 2/15/44	6,403,784
2,535,000	3.3750%, 5/15/44	2,617,387
1,086,000	3.1250%, 8/15/44	1,068,691
Total U.S. Treasury Notes/Bonds (cost $56,979,675)		57,644,657
Money Market — 3.6%
17,886,000	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $17,886,000)	17,886,000
Total Investments (total cost $487,604,478) – 100%		$ 495,439,076

 Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 450,768,772	91.0%
United Kingdom	16,561,861	3.3
Australia	5,113,410	1.0
Singapore	4,676,545	0.9
Taiwan	3,891,560	0.8
South Korea	3,811,963	0.8
Germany	3,047,691	0.6
Netherlands	2,967,957	0.6
Switzerland	2,700,386	0.6
Italy	1,169,203	0.2
China	729,728	0.2
Total	$ 495,439,076	100.0%

††	Includes Cash Equivalents of 3.6%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio	$ 82,867,420	16.7%

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of September 30, 2014.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Flexible Bond Portfolio
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$ 1,295,019	$ 1,318,845	0.3%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen Flexible Bond Portfolio
Janus Cash Liquidity Fund LLC	7,446,236	339,740,015	(329,300,251)	17,886,000	$ -	$ 5,050	$ 17,886,000

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$26,122,742	$—

Bank Loans and Mezzanine Loans	—	10,831,581	—

Corporate Bonds	—	258,707,962	—

Mortgage-Backed Securities	—	113,247,457	—

Preferred Stock	—	10,998,677	—

U.S. Treasury Notes/Bonds	—	57,644,657	—

Money Market	—	17,886,000	—

Total Assets	$—	$495,439,076	$—

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

As of September 30, 2014

Shares	Value
Common Stock — 97.7%
Aerospace & Defense — 5.0%
163,398	Precision Castparts Corp.	$ 38,705,718
Auto Components — 3.1%
393,756	Delphi Automotive PLC	24,152,993
Biotechnology — 10.3%
56,002	Biogen Idec, Inc.*	18,526,022
348,800	Celgene Corp.*	33,059,264
154,530	Gilead Sciences, Inc.*	16,449,718
95,056	Pharmacyclics, Inc.*	11,162,426
		79,197,430
Capital Markets — 1.1%
366,925	E*TRADE Financial Corp.*	8,288,836
Chemicals — 2.0%
137,238	Monsanto Co.	15,440,647
Commercial Banks — 3.0%
556,358	U.S. Bancorp	23,272,455
Diversified Financial Services — 2.0%
80,262	Intercontinental Exchange, Inc.	15,655,103
Electronic Equipment, Instruments & Components — 1.6%
124,799	Amphenol Corp. - Class A	12,462,428
Health Care Technology — 1.1%
61,392	athenahealth, Inc.*	8,084,713
Hotels, Restaurants & Leisure — 4.6%
417,370	MGM Resorts International*	9,507,688
39,426	Panera Bread Co. - Class A*	6,415,399
254,697	Starbucks Corp.	19,219,436
		35,142,523
Information Technology Services — 3.3%
340,604	MasterCard, Inc. - Class A	25,177,448
Insurance — 2.6%
224,048	Aon PLC	19,642,288
Internet & Catalog Retail — 7.0%
149,427	Alibaba Group Holding, Ltd. (ADR)*	13,276,589
78,228	Amazon.com, Inc.*	25,223,836
13,442	Priceline Group, Inc.*	15,573,633
		54,074,058
Internet Software & Services — 12.3%
77,286	CoStar Group, Inc.*	12,021,065
72,865	Google, Inc. - Class C*	42,069,336
58,718	LinkedIn Corp. - Class A*	12,201,013
1,052,100	Tencent Holdings, Ltd.	15,662,158
307,413	Yahoo!, Inc.*	12,527,080
		94,480,652
Media — 4.0%
354,997	Comcast Corp. - Class A	19,091,739
335,926	Twenty-First Century Fox, Inc. - Class A	11,518,902
		30,610,641
Pharmaceuticals — 10.0%
384,646	Endo International PLC*	26,286,708
207,311	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	27,199,203
633,170	Zoetis, Inc.	23,395,631
		76,881,542
Professional Services — 2.1%
362,787	Nielsen NV	16,082,348
Real Estate Investment Trusts (REITs) — 3.0%
286,002	Crown Castle International Corp.	23,031,741
Road & Rail — 5.8%
152,884	Canadian Pacific Railway, Ltd. (U.S. Shares)	31,718,843
106,133	Kansas City Southern	12,863,320
		44,582,163
Semiconductor & Semiconductor Equipment — 2.4%
424,447	ARM Holdings PLC (ADR)	18,544,089
Software — 4.5%
67,405	NetSuite, Inc.*	6,035,444
498,019	Salesforce.com, Inc.*	28,651,033
		34,686,477
Specialty Retail — 5.9%
561,420	Lowe's Cos., Inc.	29,710,346
264,334	TJX Cos., Inc.	15,640,643
		45,350,989
Wireless Telecommunication Services — 1.0%
272,324	T-Mobile U.S., Inc.	7,861,994
Total Common Stock (cost $598,002,577)		751,409,276
Money Market — 2.3%
18,044,098	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $18,044,098)	18,044,098
Total Investments (total cost $616,046,675) – 100%		$ 769,453,374

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 663,052,492	86.2%
Canada	58,918,046	7.6
China	28,938,747	3.8
United Kingdom	18,544,089	2.4
Total	$ 769,453,374	100.0%

††	Includes Cash Equivalents of 2.3%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

∞	Rate shown is the 7-day yield as of September 30, 2014.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen Forty Portfolio
Janus Cash Liquidity Fund LLC	13,728,000	218,419,451	(214,103,353)	18,044,098	$ -	$ 4,335	$ 18,044,098

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Internet Software & Services	$78,818,494	$15,662,158	$—
All Other	656,928,624	—	—

Money Market	—	18,044,098	—

Total Assets	$735,747,118	$33,706,256	$—

Janus Aspen Global Allocation Portfolio - Moderate

Schedule of Investments (unaudited)

As of September 30, 2014

Shares	Value
Mutual Funds£ — 100.0%
Alternative Funds — 10.7%
89,157	Janus Diversified Alternatives Fund* - Class N Shares	$ 887,116
27,803	Janus Global Real Estate Fund - Class I Shares	306,663
		1,193,779
Equity Funds — 57.6%
90,315	INTECH International Fund* - Class I Shares	809,224
20,773	INTECH U.S. Growth Fund* - Class I Shares	436,031
68,797	INTECH U.S. Value Fund* - Class I Shares	889,539
3,168	Janus Asia Equity Fund* - Class I Shares	31,201
8,854	Janus Aspen Global Research Portfolio - Institutional Shares	357,806
5,691	Janus Contrarian Fund* - Class I Shares	132,036
30,357	Janus Emerging Markets Fund* - Class I Shares	261,371
3,843	Janus Forty Fund* - Class N Shares	162,422
4,047	Janus Fund* - Class N Shares	176,084
19,568	Janus Global Select Fund* - Class I Shares	259,082
100,775	Janus International Equity Fund* - Class N Shares	1,355,425
11,359	Janus Overseas Fund* - Class N Shares	400,629
10,757	Janus Triton Fund* - Class N Shares	255,049
2,245	Janus Twenty Fund* - Class D Shares	146,751
33,091	Perkins Large Cap Value Fund* - Class N Shares	556,581
8,861	Perkins Small Cap Value Fund* - Class N Shares	228,885
		6,458,116
Fixed Income Funds — 31.7%
295,483	Janus Global Bond Fund - Class N Shares	3,070,065
158,192	Janus Short-Term Bond Fund - Class N Shares	484,070
		3,554,135
Total Investments (total cost $10,689,548) – 100%		$ 11,206,030

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen Global Allocation Portfolio- Moderate
INTECH International Fund - Class I Shares	85,176	21,061	(15,922)	90,315	$ 8,195	$ -	$ 809,224
INTECH U.S. Growth Fund - Class I Shares	21,345	4,796	(5,368)	20,773	12,542	-	436,031
INTECH U.S. Value Fund - Class I Shares	64,536	16,437	(12,176)	68,797	(12,931)	-	889,539
Janus Asia Equity Fund - Class I Shares	-	3,954	(786)	3,168	106	-	31,201
Janus Aspen Global Research Portfolio - Institutional Shares	8,018	2,153	(1,317)	8,854	1,647	2,481	357,806
Janus Contrarian Fund - Class I Shares	5,228	1,249	(786)	5,691	1,055	-	132,036
Janus Diversified Alternatives Fund - Class N Shares	81,360	25,478	(17,681)	89,157	(3,542)	-	887,116
Janus Emerging Markets Fund - Class I Shares	21,840	13,475	(4,958)	30,357	(1,087)	-	261,371
Janus Forty Fund - Class N Shares	2,688	2,011	(856)	3,843	(6,191)	-	162,422
Janus Fund - Class N Shares	3,799	667	(419)	4,047	1,077	-	176,084
Janus Global Bond Fund - Class N Shares	262,060	85,212	(51,789)	295,483	(4,395)	62,252	3,070,065
Janus Global Real Estate Fund - Class I Shares	22,114	11,186	(5,497)	27,803	(202)	2,199	306,663
Janus Global Select Fund - Class I Shares	17,391	4,869	(2,692)	19,568	1,020	-	259,082
Janus International Equity Fund - Class N Shares	90,886	25,187	(15,298)	100,775	7,192	-	1,355,425
Janus Overseas Fund - Class N Shares	11,243	2,732	(2,616)	11,359	(3,693)	-	400,629
Janus Short-Term Bond Fund - Class N Shares	126,183	63,125	(31,116)	158,192	(356)	5,178	484,070
Janus Triton Fund - Class N Shares	9,297	2,946	(1,486)	10,757	267	-	255,049
Janus Twenty Fund - Class D Shares	2,510	438	(703)	2,245	(6,448)	-	146,751
Perkins Large Cap Value Fund - Class N Shares	31,829	8,154	(6,892)	33,091	(988)	-	556,581
Perkins Small Cap Value Fund - Class N Shares	8,068	2,144	(1,351)	8,861	(21)	-	228,885
					$ (6,753)	$ 72,110	$11,206,030

The following is a summary of inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities:
Mutual Funds
Alternative Funds	$1,193,779	$—	$—
Equity Funds	6,458,116	—	—
Fixed Income Funds	3,554,135	—	—

Total Assets	$11,206,030	$—	$—

Janus Aspen Global Research Portfolio

Schedule of Investments (unaudited)

As of September 30, 2014

Shares	Value
Common Stock — 99.1%
Aerospace & Defense — 0.8%
26,016	Precision Castparts Corp.	$ 6,162,670
Air Freight & Logistics — 0.6%
39,260	Panalpina Welttransport Holding AG	4,937,377
Airlines — 0.9%
152,482	United Continental Holdings, Inc.*	7,134,633
Auto Components — 1.4%
367,900	NGK Spark Plug Co., Ltd.	10,848,349
Automobiles — 0.5%
1,473	Hyundai Motor Co.	265,681
72,507	Maruti Suzuki India, Ltd.	3,594,816
		3,860,497
Beverages — 2.7%
104,072	PepsiCo, Inc.	9,688,062
26,203	Pernod Ricard SA	2,961,265
146,586	SABMiller PLC	8,144,294
		20,793,621
Biotechnology — 5.3%
39,422	Actelion, Ltd.	4,622,894
18,778	Biogen Idec, Inc.*	6,211,950
62,346	Celgene Corp.*	5,909,154
59,202	Gilead Sciences, Inc.*	6,302,053
394,012	Ironwood Pharmaceuticals, Inc.*	5,104,425
39,768	Medivation, Inc.*	3,931,862
127,483	NPS Pharmaceuticals, Inc.*	3,314,558
43,402	Pharmacyclics, Inc.*	5,096,697
		40,493,593
Capital Markets — 3.6%
283,447	Blackstone Group LP	8,922,912
138,735	Deutsche Bank AG	4,865,640
227,499	E*TRADE Financial Corp.*	5,139,202
493,000	UBS AG	8,555,399
		27,483,153
Chemicals — 2.6%
45,051	Air Products & Chemicals, Inc.	5,864,739
923,848	Alent PLC	4,909,977
49,310	LyondellBasell Industries NV - Class A	5,358,025
32,883	Monsanto Co.	3,699,666
		19,832,407
Commercial Banks — 6.8%
4,041,000	China Construction Bank Corp. - Class H	2,834,764
130,213	Citigroup, Inc.	6,747,638
789,675	HSBC Holdings PLC	8,035,578
504,780	ING Groep NV*	7,179,014
113,727	JPMorgan Chase & Co.	6,850,914
3,510,215	Lloyds Banking Group PLC*	4,348,914
213,050	Sberbank of Russia (ADR)	1,676,810
1,873,700	Seven Bank, Ltd.	7,642,684
310,368	Turkiye Halk Bankasi A/S	1,865,319
118,973	U.S. Bancorp	4,976,641
		52,158,276
Communications Equipment — 1.6%
146,818	CommScope Holding Co., Inc.*	3,510,418
47,291	Motorola Solutions, Inc.	2,992,575
489,689	Telefonaktiebolaget LM Ericsson - Class B	6,183,127
		12,686,120
Consumer Finance — 0.7%
62,558	American Express Co.	5,476,327
Containers & Packaging — 0.8%
135,523	Crown Holdings, Inc.*	6,033,484
Diversified Financial Services — 0.6%
25,386	Intercontinental Exchange, Inc.	4,951,539
Electric Utilities — 0.6%
123,189	Brookfield Infrastructure Partners LP	4,681,182
Electrical Equipment — 0.8%
136,659	Sensata Technologies Holding NV*	6,085,425
Electronic Equipment, Instruments & Components — 1.9%
25,000	Keyence Corp.	10,877,191
73,515	TE Connectivity, Ltd. (U.S. Shares)	4,064,645
		14,941,836
Energy Equipment & Services — 1.4%
44,285	Core Laboratories NV	6,481,110
24,085	National Oilwell Varco, Inc.	1,832,868
166,699	Petrofac, Ltd.	2,786,050
		11,100,028
Food & Staples Retailing — 1.5%
138,655	Kroger Co.	7,210,060
121,102	Whole Foods Market, Inc.	4,615,197
		11,825,257
Food Products — 1.5%
40,457	Hershey Co.	3,860,811
106,640	Nestle SA	7,823,651
		11,684,462
Health Care Equipment & Supplies — 0.7%
53,329	Zimmer Holdings, Inc.	5,362,231
Health Care Providers & Services — 2.7%
68,239	Aetna, Inc.	5,527,359
105,519	Catamaran Corp. (U.S. Shares)*	4,447,626
72,481	Express Scripts Holding Co.*	5,119,333
87,715	Omnicare, Inc.	5,461,136
		20,555,454
Hotels, Restaurants & Leisure — 0.7%
1,188,963	Bwin.Party Digital Entertainment PLC	1,749,511
52,688	Starbucks Corp.	3,975,836
		5,725,347
Household Durables — 0.3%
110,900	Sony Corp.	1,998,632
Household Products — 1.1%
131,696	Colgate-Palmolive Co.	8,589,213
Information Technology Services — 2.4%
83,512	Amdocs, Ltd. (U.S. Shares)	3,831,531
120,584	MasterCard, Inc. - Class A	8,913,569
25,711	Visa, Inc. - Class A	5,485,956
		18,231,056
Insurance — 4.2%
3,158,400	AIA Group, Ltd.	16,300,932
90,815	Aon PLC	7,961,751
378,563	Prudential PLC	8,406,904
		32,669,587
Internet & Catalog Retail — 1.5%
43,214	Alibaba Group Holding, Ltd. (ADR)*	3,839,564
11,623	Amazon.com, Inc.*	3,747,720
3,199	Priceline Group, Inc.*	3,706,298
		11,293,582
Internet Software & Services — 2.1%
33,193	Facebook, Inc. - Class A*	2,623,575
9,346	Google, Inc. - Class A*	5,499,280
10,434	Google, Inc. - Class C*	6,024,174
105,733	Youku Tudou, Inc. (ADR)*	1,894,735
		16,041,764
Leisure Products — 0.3%
83,591	Mattel, Inc.	2,562,064
Machinery — 1.3%
77,797	Colfax Corp.*	4,432,095
44,307	Dover Corp.	3,559,182
83,136	Rexnord Corp.	2,365,219
		10,356,496
Media — 3.6%
40,628	CBS Corp. - Class B	2,173,598
56,229	CBS Outdoor Americas, Inc.	1,683,496
107,296	Comcast Corp. - Class A	5,770,379
41,863	Liberty Global PLC - Class A*	1,780,852
75,542	Liberty Global PLC - Class C*	3,098,355
17,257	Time Warner Cable, Inc.	2,476,207
173,560	Twenty-First Century Fox, Inc. - Class A	5,951,372
57,882	Walt Disney Co.	5,153,235
		28,087,494
Metals & Mining — 0.6%
170,792	ThyssenKrupp AG	4,484,123
Oil, Gas & Consumable Fuels — 11.3%
81,407	Anadarko Petroleum Corp.	8,257,926
198,690	Encana Corp. (U.S. Shares)	4,214,215
268,699	Enterprise Products Partners LP	10,828,570
400,000	Inpex Corp.	5,663,619
88,026	Keyera Corp.	7,092,861
137,209	Koninklijke Vopak NV	7,386,812
146,047	MarkWest Energy Partners LP	11,219,331
146,473	MEG Energy Corp.*	4,497,001
106,456	Noble Energy, Inc.	7,277,332
92,356	Phillips 66	7,509,466
120,962	Royal Dutch Shell PLC (ADR)	9,208,837
75,148	Valero Energy Corp.	3,477,098
		86,633,068
Pharmaceuticals — 4.4%
77,013	Endo International PLC*	5,263,068
34,433	Jazz Pharmaceuticals PLC*	5,528,562
305,762	Meda AB - Class A	4,298,351
24,059	Roche Holding AG	7,125,413
97,669	Teva Pharmaceutical Industries, Ltd. (ADR)	5,249,709
47,408	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	6,219,930
		33,685,033
Professional Services — 0.9%
16,997	IHS, Inc. - Class A*	2,127,854
72,591	Verisk Analytics, Inc. - Class A*	4,420,066
		6,547,920
Real Estate Investment Trusts (REITs) — 1.8%
60,206	American Tower Corp.	5,637,088
244,547	Lexington Realty Trust	2,394,115
27,961	Simon Property Group, Inc.	4,597,347
16,305	Ventas, Inc.	1,010,095
		13,638,645
Real Estate Management & Development — 2.1%
136,321	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	6,128,992
44,932	Jones Lang LaSalle, Inc.	5,676,709
180,000	Mitsubishi Estate Co., Ltd.	4,055,652
		15,861,353
Road & Rail — 3.5%
55,446	Canadian National Railway Co.	3,936,874
93,000	Canadian Pacific Railway, Ltd.	19,303,438
32,750	Kansas City Southern	3,969,300
		27,209,612
Semiconductor & Semiconductor Equipment — 2.6%
527,971	ARM Holdings PLC	7,691,777
412,959	Atmel Corp.*	3,336,709
94,517	Freescale Semiconductor, Ltd.*	1,845,917
1,710	Samsung Electronics Co., Ltd.	1,914,602
1,357,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,402,072
		20,191,077
Software — 2.2%
154,976	Microsoft Corp.	7,184,687
137,700	Nexon Co., Ltd.	1,137,022
28,300	Nintendo Co., Ltd.	3,080,581
71,197	Oracle Corp.	2,725,421
53,210	Solera Holdings, Inc.	2,998,916
		17,126,627
Specialty Retail — 2.7%
1,870,200	Chow Tai Fook Jewellery Group, Ltd.	2,433,377
89,033	Lowe's Cos., Inc.	4,711,626
45,007	PetSmart, Inc.	3,154,541
42,159	Tiffany & Co.	4,060,333
34,576	Ulta Salon Cosmetics & Fragrance, Inc.	4,085,846
39,798	Williams-Sonoma, Inc.	2,649,353
		21,095,076
Technology Hardware, Storage & Peripherals — 2.2%
166,457	Apple, Inc.	16,770,543
Textiles, Apparel & Luxury Goods — 1.8%
32,362	Cie Financiere Richemont SA	2,652,547
57,820	NIKE, Inc. - Class B	5,157,544
341,461	Prada SpA	2,070,021
1,226,700	Samsonite International SA	3,948,542
		13,828,654
Tobacco — 1.9%
172,804	Imperial Tobacco Group PLC	7,432,202
211,800	Japan Tobacco, Inc.	6,895,081
		14,327,283
Trading Companies & Distributors — 2.2%
214,936	Brenntag AG	10,551,715
52,794	MSC Industrial Direct Co., Inc. - Class A	4,511,775
57,465	NOW, Inc.	1,747,511
		16,811,001
Wireless Telecommunication Services — 1.4%
151,428	T-Mobile U.S., Inc.	4,371,726
3,921,400	Tower Bersama Infrastructure Tbk PT	2,576,294
1,043,387	Vodafone Group PLC	3,438,821
		10,386,841
Total Common Stock (cost $649,252,075)		763,240,012
Preferred Stock — 0.9%
Automobiles — 0.9%
32,015	Volkswagen AG (cost $8,459,519)	6,645,688
Total Investments (total cost $657,711,594) – 100%		$ 769,885,700

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States	$ 449,552,833	58.4%
United Kingdom	66,152,865	8.6
Canada	55,840,937	7.3
Japan	52,198,811	6.8
Switzerland	35,717,281	4.6
Germany	26,547,166	3.4
Hong Kong	22,682,851	2.9
Netherlands	14,565,826	1.9
Sweden	10,481,478	1.4
China	8,569,063	1.1
Taiwan	5,402,072	0.7
Israel	5,249,709	0.7
India	3,594,816	0.5
France	2,961,265	0.4
Indonesia	2,576,294	0.3
South Korea	2,180,283	0.3
Italy	2,070,021	0.3
Turkey	1,865,319	0.2
Russia	1,676,810	0.2
Total	$ 769,885,700	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen Global Research Portfolio
Janus Cash Liquidity Fund LLC	2,815,221	63,942,774	(66,757,995)	-	$ -	$ 1,085	$ -

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Air Freight & Logistics	$—	$4,937,377	$—
Auto Components	—	10,848,349	—
Automobiles	—	3,860,497	—
Beverages	9,688,062	11,105,559	—
Biotechnology	35,870,699	4,622,894	—
Capital Markets	14,062,114	13,421,039	—
Chemicals	14,922,430	4,909,977	—
Commercial Banks	18,575,193	33,583,083	—
Communications Equipment	6,502,993	6,183,127	—
Electronic Equipment, Instruments & Components	4,064,645	10,877,191	—
Energy Equipment & Services	8,313,978	2,786,050	—
Food Products	3,860,811	7,823,651	—
Hotels, Restaurants & Leisure	3,975,836	1,749,511	—
Household Durables	—	1,998,632	—
Insurance	7,961,751	24,707,836	—
Metals & Mining	—	4,484,123	—
Oil, Gas & Consumable Fuels	73,582,637	13,050,431	—
Pharmaceuticals	22,261,269	11,423,764	—
Real Estate Management & Development	11,805,701	4,055,652	—
Semiconductor & Semiconductor Equipment	5,182,626	15,008,451	—
Software	12,909,024	4,217,603	—
Specialty Retail	18,661,699	2,433,377	—
Textiles, Apparel & Luxury Goods	5,157,544	8,671,110	—
Tobacco	—	14,327,283	—
Trading Companies & Distributors	6,259,286	10,551,715	—
Wireless Telecommunication Services	4,371,726	6,015,115	—
All Other	237,596,591	—	—

Preferred Stock	—	6,645,688	—

Total Assets	$525,586,615	$244,299,085	$—

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

As of September 30, 2014

Shares		Value
Common Stock — 95.5%
Communications Equipment — 4.3%
43,018	CommScope Holding Co., Inc.*	$ 1,028,560
70,865	QUALCOMM, Inc.	5,298,576
		6,327,136
Consumer Finance — 1.8%
23,909	American Express Co.	2,092,994
9,021	Discover Financial Services	580,862
		2,673,856
Electrical Equipment — 1.6%
51,073	Sensata Technologies Holding NV*	2,274,281
Electronic Equipment, Instruments & Components — 10.1%
42,836	Amphenol Corp. - Class A	4,277,603
39,449	Belden, Inc.	2,525,525
136,111	National Instruments Corp.	4,209,913
69,080	TE Connectivity, Ltd. (U.S. Shares)	3,819,433
		14,832,474
Food & Staples Retailing — 0.2%
7,531	Whole Foods Market, Inc.	287,006
Health Care Technology — 0.6%
7,017	athenahealth, Inc.*	924,069
Household Durables — 0.6%
49,300	Sony Corp.	888,481
Information Technology Services — 1.6%
25,699	Amdocs, Ltd. (U.S. Shares)	1,179,070
16,497	Gartner, Inc.*	1,212,035
		2,391,105
Internet & Catalog Retail — 4.6%
11,457	Alibaba Group Holding, Ltd. (ADR)*	1,017,955
3,369	Amazon.com, Inc.*	1,086,300
21,120	Coupons.com, Inc.*,#	252,595
19,768	Ctrip.com International, Ltd. (ADR)*	1,122,032
13,230	HomeAway, Inc.*	469,665
17,827	MakeMyTrip, Ltd.*	496,125
2,355	Netflix, Inc.*	1,062,529
885	Priceline Group, Inc.*	1,025,343
7,041	Qunar Cayman Islands, Ltd. (ADR)#	194,684
		6,727,228
Internet Software & Services — 17.4%
84,120	Care.com, Inc.*	685,578
49,232	ChannelAdvisor Corp.*	807,405
5,163	Demandware, Inc.*	262,900
8,570	eBay, Inc.*	485,319
39,219	Endurance International Group Holdings, Inc.*,#	638,093
15,631	Facebook, Inc. - Class A*	1,235,474
23,857	Google, Inc. - Class C*	13,774,078
2,674	LinkedIn Corp. - Class A*	555,630
12,792	MercadoLibre, Inc.#	1,389,851
51,674	Okta, Inc.- Private Placement*,§	612,947
10,688	Shutterstock, Inc.#	762,909
80,800	Tencent Holdings, Ltd.	1,202,835
11,885	Twitter, Inc.*	613,028
21,750	Yandex NV - Class A*	604,541
41,177	Youku Tudou, Inc. (ADR)*	737,892
8,834	Zillow, Inc. - Class A*,#	1,024,656
		25,393,136
Media — 3.7%
32,855	Comcast Corp. - Class A	1,766,942
46,513	SFX Entertainment, Inc.#	233,495
13,257	Time Warner Cable, Inc.	1,902,247
16,018	Walt Disney Co.	1,426,083
		5,328,767
Professional Services — 0.9%
9,387	Corporate Executive Board Co.	563,877
6,112	IHS, Inc. - Class A*	765,161
		1,329,038
Real Estate Investment Trusts (REITs) — 2.4%
38,112	American Tower Corp.	3,568,427
Semiconductor & Semiconductor Equipment — 11.7%
334,839	ARM Holdings PLC	4,878,122
215,330	Atmel Corp.*	1,739,866
9,870	Avago Technologies, Ltd.	858,690
49,937	Freescale Semiconductor, Ltd.*,#	975,270
30,642	Intersil Corp. - Class A	435,423
27,000	MediaTek, Inc.	400,056
11,840	Microchip Technology, Inc.#	559,203
135,351	ON Semiconductor Corp.*	1,210,038
952	Samsung Electronics Co., Ltd.	1,065,907
9,938	Silicon Laboratories, Inc.*	403,880
28,177	SK Hynix, Inc.*	1,247,320
724,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,882,167
10,626	Xilinx, Inc.	450,011
		17,105,953
Software — 20.2%
16,240	Advent Software, Inc.	512,534
18,924	ANSYS, Inc.*	1,431,979
25,738	Apptio, Inc. – Private Placement*,§	584,114
7,811	Aveva Group PLC	194,830
31,505	Blackbaud, Inc.	1,237,832
166,675	Cadence Design Systems, Inc.*	2,868,477
11,603	Guidewire Software, Inc.	514,477
21,387	Informatica Corp.*	732,291
132,961	Microsoft Corp.	6,164,072
9,284	NetSuite, Inc.*,#	831,289
25,438	NICE Systems, Ltd. (ADR)	1,037,616
9,932	Nintendo Co., Ltd.	1,081,142
148,222	Oracle Corp.†	5,673,938
31,788	PROS Holdings, Inc.*	801,058
36,536	RealPage, Inc.*	566,308
15,572	Salesforce.com, Inc.*	895,857
7,352	ServiceNow, Inc.	432,151
14,695	Solera Holdings, Inc.	828,210
28,635	SS&C Technologies Holdings, Inc.*	1,256,790
5,209	Tyler Technologies, Inc.*	460,476
2,142	Ultimate Software Group, Inc.*	303,114
4,282	Workday, Inc. - Class A	353,265
33,782	Zendesk, Inc.*,#	729,353
		29,491,173
Technology Hardware, Storage & Peripherals — 13.5%
162,966	Apple, Inc.†	16,418,825
85,344	EMC Corp.	2,497,165
7,230	Seagate Technology PLC	414,062
3,604	Stratasys, Ltd.*	435,291
		19,765,343
Wireless Telecommunication Services — 0.3%
37,658	RingCentral, Inc. - Class A	478,633
Total Common Stock (cost $109,980,086)		139,786,106
Money Market — 1.1%
1,594,000	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $1,594,000)	1,594,000
Investment Purchased with Cash Collateral From Securities Lending — 3.9%
5,643,806	Janus Cash Collateral Fund LLC, 0.0650%∞,£ (cost $5,643,806)	5,643,806
Total Investments (total cost $117,217,892) – 100.5%		147,023,912
Securities Sold Short — (0.5)%
Common Stock Sold Short — (0.5)%
Commercial Services & Supplies — (0.1)%
4,830	ADT Corp.	(171,272)
Household Durables — (0.2)%
15,600	Nikon Corp.	(239,675)
Semiconductor & Semiconductor Equipment — (0.2)%
2,176	Cree, Inc.*	(89,107)
2,805	Synaptics, Inc.*	(205,326)
		(294,433)
Total Securities Sold Short (proceeds $690,976)		(705,380)
Total Investments and Securities Sold Short (total cost $116,526,916) – 100%		$ 146,318,532

Summary of Investments by Country – (Long Positions)
September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 127,972,208	87.1%
United Kingdom	5,072,952	3.5
China	4,275,398	2.9
Taiwan	3,282,222	2.2
South Korea	2,313,227	1.6
Japan	1,969,623	1.3
Israel	1,037,616	0.7
Russia	604,541	0.4
India	496,125	0.3
Total	$ 147,023,912	100.0%

††	Includes Cash Equivalents of 5.0%.

Summary of Investments by Country – (Short Positions)
September 30, 2014 (unaudited)

Country	Value	% of Securities Sold Short
United States	$ (465,705)	66.0%
Japan	(239,675)	34.0
Total	$ (705,380)	100.0%

Schedule of Forward Currency Contracts, Open
September 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound 11/6/14	170,000	$ 275,462	$ 708
Japanese Yen 11/6/14	13,900,000	126,790	450
		402,252	1,158
Credit Suisse International:
British Pound 10/23/14	228,000	369,489	3,518
Japanese Yen 10/23/14	32,100,000	292,774	2,687
		662,263	6,205
HSBC Securities (USA), Inc.:
British Pound 10/9/14	40,000	64,832	1,424
Japanese Yen 10/9/14	31,600,000	288,180	16,307
		353,012	17,731
JPMorgan Chase & Co.:
British Pound 10/16/14	100,000	162,068	265
Japanese Yen 10/16/14	25,300,000	230,740	5,318
		392,808	5,583
RBC Capital Markets Corp.:
British Pound 10/16/14	231,000	374,377	2,384
Japanese Yen 10/16/14	39,800,000	362,982	16,427
		737,359	18,811
Total		$ 2,547,694	$ 49,488

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Technology Portfolio	$ 3,395,200

∞	Rate shown is the 7-day yield as of September 30, 2014.

#	Loaned security; a portion of the security is on loan at September 30, 2014.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Global Technology Portfolio
Apptio, Inc. – Private Placement	5/2/13	$ 584,114	$ 584,114	0.4%
Okta, Inc.- Private Placement	5/23/14	612,947	612,947	0.4%
		$ 1,197,061	$ 1,197,061	0.8%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen Global Technology Portfolio
Janus Cash Collateral Fund LLC	-	38,079,182	(32,435,376)	5,643,806	$ -	$ 61,464(1)	$ 5,643,806
Janus Cash Liquidity Fund LLC	3,210,971	33,463,729	(35,080,700)	1,594,000	-	742	1,594,000
					$ -	$ 62,206	$ 7,237,806

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Household Durables	$—	$888,481	$—
Internet Software & Services	23,577,354	1,202,835	612,947
Semiconductor & Semiconductor Equipment	6,632,381	10,473,572	—
Software	27,631,087	1,275,972	584,114
All Other	66,907,363	—	—

Money Market	—	1,594,000	—

Investment Purchased with Cash Collateral From Securities Lending	—	5,643,806	—

Total Investments in Securities	$124,748,185	$21,078,666	$1,197,061

Other Financial Instruments(a):
Forward Currency Contracts	$—	$49,488	$—

Total Assets	$124,748,185	$21,128,154	$1,197,061

Liabilities
Investments in Securities Sold Short:
Common Stock
Household Durables	$—	$239,675	$—
All Other	465,705

Total Liabilities	$465,705	$239,675	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen INTECH U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

As of September 30, 2014

Shares	Value
Common Stock — 95.3%
Aerospace & Defense — 2.6%
900	General Dynamics Corp.	$ 114,381
21,400	Lockheed Martin Corp.	3,911,492
25,500	Northrop Grumman Corp.	3,359,880
26,600	Raytheon Co.	2,703,092
		10,088,845
Air Freight & Logistics — 0.3%
12,900	CH Robinson Worldwide, Inc.	855,528
2,000	FedEx Corp.	322,900
		1,178,428
Airlines — 0.3%
39,700	Southwest Airlines Co.	1,340,669
Auto Components — 0.1%
10,900	Goodyear Tire & Rubber Co.	246,176
Beverages — 1.5%
5,000	Coca-Cola Co.	213,300
3,400	Constellation Brands, Inc. - Class A*	296,344
58,000	PepsiCo, Inc.	5,399,220
		5,908,864
Building Products — 0.2%
15,500	Allegion PLC	738,420
Capital Markets — 0%
3,900	Bank of New York Mellon Corp.	151,047
Chemicals — 1.5%
600	CF Industries Holdings, Inc.	167,532
1,400	FMC Corp.	80,066
1,600	LyondellBasell Industries NV - Class A	173,856
1,900	Praxair, Inc.	245,100
18,200	Sherwin-Williams Co.	3,985,618
9,600	Sigma-Aldrich Corp.	1,305,696
		5,957,868
Commercial Banks — 0.9%
19,700	BB&T Corp.	733,037
19,100	M&T Bank Corp.#	2,354,839
14,200	U.S. Bancorp	593,986
		3,681,862
Commercial Services & Supplies — 0.2%
3,300	ADT Corp.#	117,018
800	Cintas Corp.	56,472
10,100	Republic Services, Inc.	394,102
3,300	Stericycle, Inc.*	384,648
		952,240
Communications Equipment — 1.4%
19,000	Cisco Systems, Inc.	478,230
2,700	F5 Networks, Inc.*	320,598
48,100	Harris Corp.	3,193,840
19,900	Juniper Networks, Inc.	440,785
11,900	Motorola Solutions, Inc.	753,032
5,100	QUALCOMM, Inc.	381,327
		5,567,812
Containers & Packaging — 0%
2,500	Ball Corp.	158,175
Diversified Consumer Services — 0%
3,200	H&R Block, Inc.	99,232
Diversified Financial Services — 1.0%
24,200	CME Group, Inc.	1,934,911
8,302	Intercontinental Exchange, Inc.	1,619,305
400	McGraw Hill Financial, Inc.	33,780
4,300	NASDAQ OMX Group, Inc.	182,406
		3,770,402
Diversified Telecommunication Services — 1.0%
14,500	AT&T, Inc.	510,980
19,400	CenturyLink, Inc.	793,266
10,600	Frontier Communications Corp.	69,006
44,300	Verizon Communications, Inc.	2,214,557
31,500	Windstream Holdings, Inc.#	339,570
		3,927,379
Electric Utilities — 7.9%
12,600	American Electric Power Co., Inc.	657,846
15,800	Duke Energy Corp.	1,181,366
15,700	Edison International	877,944
20,900	Entergy Corp.	1,616,197
52,400	Exelon Corp.	1,786,316
11,500	FirstEnergy Corp.	386,055
14,500	NextEra Energy, Inc.	1,361,260
28,300	Northeast Utilities	1,253,690
55,500	Pepco Holdings, Inc.	1,485,180
5,000	Pinnacle West Capital Corp.	273,200
89,300	PPL Corp.	2,932,612
363,300	Southern Co.	15,858,045
40,700	Xcel Energy, Inc.	1,237,280
		30,906,991
Energy Equipment & Services — 0.4%
3,100	Cameron International Corp.*	205,778
3,000	Diamond Offshore Drilling, Inc.#	102,810
3,100	FMC Technologies, Inc.*	168,361
2,400	Halliburton Co.	154,824
5,300	Helmerich & Payne, Inc.	518,711
2,600	Nabors Industries, Ltd.	59,176
3,000	National Oilwell Varco, Inc.	228,300
2,100	Schlumberger, Ltd. (U.S. Shares)	213,549
		1,651,509
Food & Staples Retailing — 2.9%
5,000	Costco Wholesale Corp.	626,600
9,700	Kroger Co.	504,400
9,200	Safeway, Inc.	315,560
24,100	Sysco Corp.	914,595
110,400	Wal-Mart Stores, Inc.	8,442,288
18,000	Whole Foods Market, Inc.	685,980
		11,489,423
Food Products — 10.4%
1,300	Archer-Daniels-Midland Co.	66,430
117,200	ConAgra Foods, Inc.	3,872,288
311,200	General Mills, Inc.	15,700,040
59,900	Hershey Co.	5,716,257
7,600	Hormel Foods Corp.	390,564
11,100	JM Smucker Co.	1,098,789
170,500	Kellogg Co.	10,502,800
500	Keurig Green Mountain, Inc.	65,065
41,300	McCormick & Co., Inc.	2,762,970
17,900	Tyson Foods, Inc. - Class A	704,723
		40,879,926
Gas Utilities — 0.3%
23,900	AGL Resources, Inc.	1,227,026
Health Care Equipment & Supplies — 1.6%
2,600	Abbott Laboratories	108,134
7,300	Baxter International, Inc.	523,921
14,600	Becton Dickinson and Co.	1,661,626
7,600	CR Bard, Inc.	1,084,596
4,600	Edwards Lifesciences Corp.*	469,890
5,600	Intuitive Surgical, Inc.*	2,586,192
		6,434,359
Health Care Providers & Services — 9.4%
58,464	Aetna, Inc.	4,735,584
4,600	AmerisourceBergen Corp.	355,580
22,300	Cardinal Health, Inc.	1,670,716
40,100	Cigna Corp.	3,636,669
26,200	DaVita HealthCare Partners, Inc.*	1,916,268
25,900	Express Scripts Holding Co.*	1,829,317
41,000	Humana, Inc.	5,341,890
46,700	Laboratory Corp. of America Holdings*	4,751,725
16,200	McKesson Corp.	3,153,654
3,000	Patterson Cos., Inc.	124,290
33,800	Quest Diagnostics, Inc.	2,050,984
47,800	UnitedHealth Group, Inc.	4,122,750
25,500	WellPoint, Inc.	3,050,310
		36,739,737
Hotels, Restaurants & Leisure — 2.1%
1,500	Chipotle Mexican Grill, Inc.*	999,885
1,400	Marriott International, Inc. - Class A	97,860
62,500	McDonald's Corp.	5,925,625
6,600	Wynn Resorts, Ltd.	1,234,728
600	Yum! Brands, Inc.	43,188
		8,301,286
Household Durables — 0.4%
3,700	DR Horton, Inc.	75,924
17,500	Garmin, Ltd.#	909,825
2,000	Harman International Industries, Inc.	196,080
5,900	Lennar Corp. - Class A	229,097
5,900	PulteGroup, Inc.	104,194
		1,515,120
Household Products — 10.1%
96,000	Clorox Co.#	9,219,840
19,700	Colgate-Palmolive Co.	1,284,834
133,700	Kimberly-Clark Corp.	14,382,109
173,300	Procter & Gamble Co.	14,512,142
		39,398,925
Independent Power and Renewable Electricity Producers — 0.4%
51,600	NRG Energy, Inc.	1,572,768
Industrial Conglomerates — 0.1%
2,000	Roper Industries, Inc.	292,580
Information Technology Services — 0.5%
400	Alliance Data Systems Corp.*	99,308
27,100	Cognizant Technology Solutions Corp. - Class A*	1,213,267
1,100	International Business Machines Corp.	208,813
4,500	MasterCard, Inc. - Class A	332,640
3,100	Total System Services, Inc.	95,976
		1,950,004
Insurance — 0.6%
13,400	Aflac, Inc.	780,550
2,300	Allstate Corp.	141,151
12,500	Assurant, Inc.	803,750
2,900	Cincinnati Financial Corp.	136,445
11,400	Progressive Corp.	288,192
3,000	Torchmark Corp.	157,110
1,100	Travelers Cos., Inc.	103,334
		2,410,532
Internet & Catalog Retail — 0.5%
3,900	Netflix, Inc.*	1,759,602
100	Priceline Group, Inc.*	115,858
		1,875,460
Internet Software & Services — 1.0%
17,400	eBay, Inc.*	985,362
22,700	Facebook, Inc. - Class A*	1,794,208
18,200	VeriSign, Inc.#	1,003,184
		3,782,754
Life Sciences Tools & Services — 0.2%
9,500	Agilent Technologies, Inc.	541,310
1,000	PerkinElmer, Inc.	43,600
		584,910
Machinery — 0.5%
4,600	Caterpillar, Inc.	455,538
20,100	Deere & Co.	1,647,999
		2,103,537
Media — 0.8%
22,600	Cablevision Systems Corp. - Class A#	395,726
12,900	Comcast Corp. - Class A	693,762
1,000	DIRECTV*	86,520
1,300	Discovery Communications, Inc. - Class A*	49,140
1,300	Discovery Communications, Inc. - Class C*	48,464
2,000	Gannett Co., Inc.	59,340
4,400	Interpublic Group of Cos., Inc.	80,608
1,000	Omnicom Group, Inc.	68,860
9,500	Time Warner Cable, Inc.	1,363,155
1,300	Time Warner, Inc.	97,773
3,300	Viacom, Inc. - Class B	253,902
		3,197,250
Metals & Mining — 0.8%
17,500	Alcoa, Inc.	281,575
5,200	Freeport-McMoRan, Inc.	169,780
111,200	Newmont Mining Corp.	2,563,160
		3,014,515
Multi-Utilities — 4.0%
30,100	Ameren Corp.	1,153,733
15,100	CenterPoint Energy, Inc.	369,497
14,700	CMS Energy Corp.	436,002
118,500	Consolidated Edison, Inc.	6,714,210
12,900	Dominion Resources, Inc.	891,261
9,100	DTE Energy Co.	692,328
2,300	Integrys Energy Group, Inc.	149,086
9,400	NiSource, Inc.	385,212
22,800	PG&E Corp.	1,026,912
24,900	Public Service Enterprise Group, Inc.	927,276
6,300	SCANA Corp.	312,543
11,400	Sempra Energy	1,201,332
24,800	TECO Energy, Inc.	431,024
23,100	Wisconsin Energy Corp.#	993,300
		15,683,716
Multiline Retail — 0.3%
4,000	Dollar General Corp.*	244,440
8,200	Dollar Tree, Inc.*	459,774
600	Kohl's Corp.	36,618
900	Nordstrom, Inc.	61,533
8,500	Target Corp.	532,780
		1,335,145
Oil, Gas & Consumable Fuels — 4.1%
1,800	Apache Corp.	168,966
114,000	Cabot Oil & Gas Corp.	3,726,660
47,400	Chesapeake Energy Corp.	1,089,726
600	Chevron Corp.	71,592
9,100	ConocoPhillips	696,332
4,100	CONSOL Energy, Inc.	155,226
22,000	Denbury Resources, Inc.	330,660
3,600	Devon Energy Corp.	245,448
1,100	EOG Resources, Inc.	108,922
15,400	EQT Corp.	1,409,716
2,300	Exxon Mobil Corp.	216,315
3,300	Hess Corp.	311,256
7,200	Kinder Morgan, Inc.#	276,048
7,300	Occidental Petroleum Corp.	701,895
12,600	ONEOK, Inc.	825,930
3,000	QEP Resources, Inc.	92,340
21,500	Range Resources Corp.	1,457,915
65,100	Southwestern Energy Co.*	2,275,245
17,900	Spectra Energy Corp.	702,754
21,800	Williams Cos., Inc.	1,206,630
		16,069,576
Pharmaceuticals — 4.6%
15,999	Actavis PLC*	3,860,239
4,200	Hospira, Inc.*	218,526
82,600	Johnson & Johnson	8,804,334
56,000	Merck & Co., Inc.	3,319,680
8,000	Mylan, Inc.*	363,920
6,200	Perrigo Co. PLC	931,178
17,100	Zoetis, Inc.	631,845
		18,129,722
Professional Services — 0.1%
1,300	Equifax, Inc.	97,162
10,100	Nielsen NV	447,733
		544,895
Real Estate Investment Trusts (REITs) — 3.3%
2,100	American Tower Corp.	196,623
26,500	Apartment Investment & Management Co. - Class A	843,230
12,500	AvalonBay Communities, Inc.	1,762,125
9,500	Boston Properties, Inc.	1,099,720
1,100	Crown Castle International Corp.	88,583
23,200	Equity Residential	1,428,656
3,500	Essex Property Trust, Inc.	625,625
45,000	HCP, Inc.	1,786,950
32,300	Health Care REIT, Inc.	2,014,551
1,000	Macerich Co.	63,830
3,300	Prologis, Inc.	124,410
4,000	Public Storage	663,360
2,100	Simon Property Group, Inc.	345,282
25,700	Ventas, Inc.	1,592,115
1,100	Vornado Realty Trust	109,956
		12,745,016
Real Estate Management & Development — 0.1%
5,800	CBRE Group, Inc. - Class A*	172,492
Road & Rail — 0.2%
1,700	Norfolk Southern Corp.	189,720
4,200	Union Pacific Corp.	455,364
		645,084
Semiconductor & Semiconductor Equipment — 1.3%
1,000	Broadcom Corp. - Class A	40,420
8,200	Intel Corp.	285,524
130,100	Micron Technology, Inc.*	4,457,226
4,700	Xilinx, Inc.	199,045
		4,982,215
Software — 0.5%
3,600	Citrix Systems, Inc.*	256,824
29,300	Electronic Arts, Inc.*	1,043,373
400	Intuit, Inc.	35,060
1,500	Red Hat, Inc.*	84,225
2,400	Salesforce.com, Inc.*	138,072
20,000	Symantec Corp.	470,200
		2,027,754
Specialty Retail — 5.4%
900	AutoNation, Inc.*	45,279
23,800	AutoZone, Inc.*	12,129,908
800	CarMax, Inc.*	37,160
1,000	Gap, Inc.	41,690
11,400	Home Depot, Inc.	1,045,836
2,600	L Brands, Inc.	174,148
35,400	O'Reilly Automotive, Inc.*	5,322,744
16,100	PetSmart, Inc.	1,128,449
63,500	Staples, Inc.	768,350
10,700	TJX Cos., Inc.	633,119
		21,326,683
Technology Hardware, Storage & Peripherals — 2.2%
54,600	Apple, Inc.	5,500,950
11,600	EMC Corp.	339,416
15,900	Hewlett-Packard Co.	563,973
37,300	NetApp, Inc.	1,602,408
6,800	Western Digital Corp.	661,776
		8,668,523
Textiles, Apparel & Luxury Goods — 0.5%
12,100	Coach, Inc.	430,881
9,000	Michael Kors Holdings, Ltd.*	642,510
5,200	PVH Corp.	629,980
700	Ralph Lauren Corp.	115,311
		1,818,682
Thrifts & Mortgage Finance — 0.6%
120,600	Hudson City Bancorp, Inc.	1,172,232
82,400	People's United Financial, Inc.	1,192,328
		2,364,560
Tobacco — 6.2%
279,200	Altria Group, Inc.	12,826,448
131,300	Lorillard, Inc.	7,866,183
60,800	Reynolds American, Inc.	3,587,200
		24,279,831
Trading Companies & Distributors — 0%
2,400	Fastenal Co.	107,760
Total Common Stock (cost $345,972,907)		373,997,685
Money Market — 2.5%
9,619,666	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $9,619,666)	9,619,666
Investment Purchased with Cash Collateral From Securities Lending — 2.2%
8,530,900	Janus Cash Collateral Fund LLC, 0.0650%∞,£ (cost $8,530,900)	8,530,900
Total Investments (total cost $364,123,473) – 100%		$ 392,148,251

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

∞	Rate shown is the 7-day yield as of September 30, 2014.

#	Loaned security; a portion of the security is on loan at September 30, 2014.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen INTECH U.S. Low Volatility Portfolio
Janus Cash Collateral Fund LLC	-	59,152,538	(50,621,638)	8,530,900	$ -	$ 5,511(1)	$ 8,530,900
Janus Cash Liquidity Fund LLC	4,650,289	130,666,377	(125,697,000)	9,619,666	-	3,467	9,619,666
					$ -	$ 8,978	$ 18,150,566

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$373,997,685	$—	$—

Money Market	—	9,619,666	—

Investment Purchased with Cash Collateral From Securities Lending	—	8,530,900	—

Total Assets	$373,997,685	$18,150,566	$—

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

As of September 30, 2014

Shares	Value
Common Stock — 99.9%
Aerospace & Defense — 3.3%
74,905	Honeywell International, Inc.	$ 6,975,154
52,367	Precision Castparts Corp.	12,404,695
		19,379,849
Beverages — 1.7%
121,293	Diageo PLC	3,506,529
23,127	Pernod Ricard SA	2,613,638
62,847	SABMiller PLC	3,491,769
		9,611,936
Biotechnology — 6.9%
11,681	Alexion Pharmaceuticals, Inc.*	1,936,943
38,025	Biogen Idec, Inc.*	12,579,050
125,384	Celgene Corp.*	11,883,896
50,807	Medivation, Inc.*	5,023,288
70,206	Pharmacyclics, Inc.*	8,244,291
		39,667,468
Capital Markets — 0.3%
23,455	T Rowe Price Group, Inc.	1,838,872
Chemicals — 4.6%
91,504	Air Products & Chemicals, Inc.	11,911,991
75,479	Monsanto Co.	8,492,142
32,229	PPG Industries, Inc.	6,340,733
		26,744,866
Communications Equipment — 3.0%
102,124	Motorola Solutions, Inc.	6,462,407
148,828	QUALCOMM, Inc.	11,127,869
		17,590,276
Electric Utilities — 0.9%
142,094	Brookfield Infrastructure Partners LP	5,399,572
Electrical Equipment — 1.9%
246,170	Sensata Technologies Holding NV*	10,961,950
Electronic Equipment, Instruments & Components — 1.6%
45,123	Amphenol Corp. - Class A	4,505,983
83,712	TE Connectivity, Ltd. (U.S. Shares)	4,628,436
		9,134,419
Food & Staples Retailing — 2.1%
42,233	Kroger Co.	2,196,116
77,289	Sysco Corp.	2,933,118
184,486	Whole Foods Market, Inc.	7,030,761
		12,159,995
Food Products — 0.7%
43,111	Hershey Co.	4,114,083
Health Care Equipment & Supplies — 1.4%
80,995	Zimmer Holdings, Inc.	8,144,047
Health Care Providers & Services — 0.9%
127,907	Catamaran Corp. (U.S. Shares)*	5,391,280
Health Care Technology — 1.0%
45,501	athenahealth, Inc.*	5,992,027
Hotels, Restaurants & Leisure — 3.8%
6,892	Chipotle Mexican Grill, Inc.*	4,594,138
183,595	Dunkin' Brands Group, Inc.	8,228,728
119,160	Starbucks Corp.	8,991,814
		21,814,680
Household Products — 1.1%
99,026	Colgate-Palmolive Co.	6,458,476
Information Technology Services — 3.5%
146,714	MasterCard, Inc. - Class A	10,845,099
44,682	Visa, Inc. - Class A	9,533,798
		20,378,897
Insurance — 1.4%
91,919	Aon PLC	8,058,539
Internet & Catalog Retail — 3.0%
33,350	Alibaba Group Holding, Ltd. (ADR)*	2,963,147
24,830	Amazon.com, Inc.*	8,006,185
39,331	Ctrip.com International, Ltd. (ADR)*	2,232,428
3,393	Priceline Group, Inc.*	3,931,062
		17,132,822
Internet Software & Services — 6.8%
22,162	CoStar Group, Inc.*	3,447,077
82,337	Facebook, Inc. - Class A*	6,507,916
19,377	Google, Inc. - Class A*,†	11,401,621
28,448	Google, Inc. - Class C*,†	16,424,737
8,716	LinkedIn Corp. - Class A*	1,811,098
		39,592,449
Machinery — 1.9%
188,168	Colfax Corp.*	10,719,931
Media — 5.9%
308,999	Comcast Corp. - Class A	16,617,966
364,607	Twenty-First Century Fox, Inc. - Class A	12,502,374
55,593	Walt Disney Co.	4,949,445
		34,069,785
Oil, Gas & Consumable Fuels — 3.3%
56,946	Antero Resources Corp.	3,125,766
168,503	Enterprise Products Partners LP	6,790,671
22,578	EOG Resources, Inc.	2,235,674
85,387	Noble Energy, Inc.	5,837,055
36,932	Southwestern Energy Co.*	1,290,773
		19,279,939
Personal Products — 0.5%
34,774	Estee Lauder Cos., Inc. - Class A	2,598,313
Pharmaceuticals — 7.3%
160,485	Bristol-Myers Squibb Co.	8,213,622
183,410	Endo International PLC*	12,534,240
61,964	Jazz Pharmaceuticals PLC*	9,948,940
37,501	Mallinckrodt PLC*	3,380,715
25,330	Perrigo Co. PLC	3,804,313
32,626	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	4,280,531
		42,162,361
Professional Services — 0.9%
85,901	Verisk Analytics, Inc. - Class A*	5,230,512
Real Estate Investment Trusts (REITs) — 2.4%
145,692	American Tower Corp.	13,641,142
Real Estate Management & Development — 1.4%
114,124	CBRE Group, Inc. - Class A*	3,394,048
4,423,715	Colony American Homes Holdings III LP - Private Placement*,§	4,910,323
		8,304,371
Road & Rail — 3.1%
47,430	Canadian Pacific Railway, Ltd. (U.S. Shares)	9,840,302
76,971	Union Pacific Corp.	8,345,196
		18,185,498
Semiconductor & Semiconductor Equipment — 3.9%
961,808	ARM Holdings PLC	14,012,158
461,286	Atmel Corp.*	3,727,191
130,293	Freescale Semiconductor, Ltd.*	2,544,622
637,942	Taiwan Semiconductor Manufacturing Co., Ltd.	2,539,579
		22,823,550
Software — 6.5%
34,338	ANSYS, Inc.*	2,598,357
814,329	Cadence Design Systems, Inc.*	14,014,602
120,756	NetSuite, Inc.*	10,812,492
181,991	Salesforce.com, Inc.*	10,469,942
		37,895,393
Specialty Retail — 5.1%
5,015	AutoZone, Inc.*	2,555,945
155,792	Home Depot, Inc.	14,292,358
241,686	Sally Beauty Holdings, Inc.*	6,614,946
52,820	TJX Cos., Inc.	3,125,359
22,765	Ulta Salon Cosmetics & Fragrance, Inc.	2,690,140
		29,278,748
Technology Hardware, Storage & Peripherals — 6.4%
369,586	Apple, Inc.†	37,235,790
Trading Companies & Distributors — 0.7%
47,160	MSC Industrial Direct Co., Inc. - Class A	4,030,294
Wireless Telecommunication Services — 0.7%
129,589	T-Mobile U.S., Inc.	3,741,234
Total Common Stock (cost $464,938,074)		578,763,364
Counterparty/Reference Asset
OTC Purchased Options - Calls — 0.1%
Credit Suisse International:
Oracle Corp.* expires March 2015 1,801 contracts exercise price $42.00	126,721
Morgan Stanley & Co. International PLC:
Salesforce.com, Inc.* expires January 2015 230 contracts exercise price $65.00		33,676
Zimmer Holdings, Inc.* expires March 2015 570 contracts exercise price $105.00		218,462
Total OTC Purchased Options - Calls (premiums paid $775,031)	378,859
Counterparty/Reference Asset
OTC Purchased Option - Put — 0%
Morgan Stanley & Co. International PLC:
SPDR S&P 500® Trust (ETF)* expires February 2015 312 contracts exercise price $188.00 (premiums paid $122,616)		147,570
Total Investments (total cost $465,835,721) – 100%		$ 579,289,793

Summary of Investments by Country – (Long Positions)
September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States	$ 528,418,432	91.2%
United Kingdom	21,010,456	3.6
Canada	19,512,113	3.4
China	5,195,575	0.9
France	2,613,638	0.5
Taiwan	2,539,579	0.4
Total	$ 579,289,793	100.0%

Schedule of Forward Currency Contracts, Open

September 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
British Pound 10/23/14	1,740,000	$ 2,819,789	$ 26,851
Euro 10/23/14	392,000	495,131	9,389
		3,314,920	36,240
HSBC Securities (USA), Inc.:
British Pound 10/9/14	2,930,000	4,748,919	99,580
Euro 10/9/14	560,000	707,258	34,333
		5,456,177	133,913
JPMorgan Chase & Co.:
British Pound 10/16/14	1,250,000	2,025,850	3,309
Euro 10/16/14	362,000	457,215	11,389
		2,483,065	14,698
RBC Capital Markets Corp.:
British Pound 10/16/14	2,430,000	3,938,252	25,078
Euro 10/16/14	40,000	50,521	1,359
		3,988,773	26,437
Total		$ 15,242,935	$ 211,288

Schedule of OTC Written Options – Puts September 30, 2014
Counterparty/Reference Asset	Value
Credit Suisse International:
Oracle Corp. expires March 2015 1,801 contracts exercise price $38.00	$ (384,866)
Zimmer Holdings, Inc. expires March 2015 382 contracts exercise price $100.00	(211,491)
Morgan Stanley & Co. International PLC:
Zimmer Holdings, Inc. expires March 2015 188 contracts exercise price $100.00	(104,084)
Total OTC Written Options - Puts (premiums received $469,928)	$ (700,441)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Janus Portfolio	$ 46,920,200

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Janus Portfolio
Colony American Homes Holdings III LP - Private Placement	1/30/13	$ 4,429,260	$ 4,910,323	0.8%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen Janus Portfolio
Janus Cash Liquidity Fund LLC	8,086,000	24,350,191	(32,436,191)	-	$ -	$ 373	$ -

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Beverages	$—	$9,611,936	$—
Real Estate Management & Development	3,394,048	—	4,910,323
Semiconductor & Semiconductor Equipment	6,271,813	16,551,737	—
All Other	538,023,507	—	—

OTC Purchased Options - Calls	—	378,859	—

OTC Purchased Option - Put	—	147,570	—

Total Investments in Securities	$547,689,368	$26,690,102	$4,910,323

Other Financial Instruments(a):
Forward Currency Contracts	$—	$211,288	$—

Total Assets	$547,689,368	$26,901,390	$4,910,323

Liabilities
Other Financial Instruments(a):
OTC Written Options, at Value	$—	$700,441	$—
(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

As of September 30, 2014

Shares	Value
Common Stock — 90.9%
Air Freight & Logistics — 1.4%
146,058	Panalpina Welttransport Holding AG	$ 18,368,399
Airlines — 5.7%
1,599,036	United Continental Holdings, Inc.*,†	74,818,894
Automobiles — 0.3%
1,129,300	SAIC Motor Corp., Ltd. - Class Aß	3,320,877
Beverages — 1.0%
175,583	Remy Cointreau SA	12,638,117
Capital Markets — 0.7%
958,412	Atlas Mara Co-Nvest, Ltd.	9,392,438
Commercial Banks — 4.1%
2,252,358	Axis Bank, Ltd.	13,730,224
328,279	Punjab National Bank	4,698,830
594,975	State Bank of India	23,485,882
1,099,898	TCS Group Holding PLC (GDR)	5,119,987
1,124,139	Turkiye Halk Bankasi A/S	6,756,103
		53,791,026
Communications Equipment — 1.0%
1,024,177	Telefonaktiebolaget LM Ericsson - Class B†	12,931,916
Construction & Engineering — 0.4%
9,553,400	Louis XIII Holdings, Ltd.	4,814,231
Food & Staples Retailing — 1.0%
712,669	X5 Retail Group NV (GDR)	13,130,427
Food Products — 0.1%
46,586,847	Chaoda Modern Agriculture Holdings, Ltd.ß	899,985
Hotels, Restaurants & Leisure — 5.1%
14,974,775	Bwin.Party Digital Entertainment PLC	22,034,771
6,566,400	Melco Crown Philippines Resorts Corp.*	1,929,520
5,454,465	Melco International Development, Ltd.	12,626,595
302,885	Orascom Development Holding AG*	5,854,502
16,913,835	Shangri-La Asia, Ltd.	25,037,083
		67,482,471
Household Durables — 2.0%
139,187	Iida Group Holdings Co., Ltd.	1,704,511
6,586,500	MRV Engenharia e Participacoes SA	22,094,041
5,510,620	PDG Realty SA Empreendimentos e Participacoes	2,476,683
		26,275,235
Independent Power and Renewable Electricity Producers — 0.4%
7,057,844	Adani Power, Ltd.*	4,944,556
Industrial Conglomerates — 0.7%
19,270,888	Shun Tak Holdings, Ltd.	9,458,500
Information Technology Services — 1.1%
436,610	QIWI PLC (ADR)	13,792,510
Internet & Catalog Retail — 4.5%
120,609	Alibaba Group Holding, Ltd. (ADR)*	10,716,110
675,211	Ctrip.com International, Ltd. (ADR)*	38,324,976
381,602	MakeMyTrip, Ltd.*	10,619,984
		59,661,070
Internet Software & Services — 2.2%
1,642,764	Youku Tudou, Inc. (ADR)*,#	29,438,331
Metals & Mining — 2.6%
3,376,046	Hindustan Zinc, Ltd.	8,774,794
1,586,298	Outokumpu Oyj*	11,008,295
3,969,576	Turquoise Hill Resources, Ltd.*	14,924,018
		34,707,107
Oil, Gas & Consumable Fuels — 21.8%
4,602,675	Africa Oil Corp.*	20,222,505
848,054	Africa Oil Corp. - Private Placement*,§	3,731,949
2,848,886	Athabasca Oil Corp.*	14,577,707
3,089,500	Cairn Energy PLC	8,785,355
1,698,374	Cobalt International Energy, Inc.*	23,097,886
828,224	Euronav NV*	9,331,382
3,095,761	Karoon Gas Australia, Ltd.*	9,394,541
6,400,377	Ophir Energy PLC*	23,674,628
2,145,867	Pacific Rubiales Energy Corp.#	35,988,018
3,224,994	Petroleo Brasileiro SA (ADR)†,#	45,762,665
5,114,549	Reliance Industries, Ltd.	78,084,928
619,020	Trilogy Energy Corp.	14,018,885
		286,670,449
Pharmaceuticals — 8.0%
321,459	Endo International PLC*	21,968,508
7,532,408	Genomma Lab Internacional SAB de CV - Class B*	18,100,170
309,237	Jazz Pharmaceuticals PLC*,†	49,651,093
171,509	Mallinckrodt PLC*	15,461,536
		105,181,307
Real Estate Investment Trusts (REITs) — 1.7%
4,945,900	Concentradora Fibra Hotelera Mexicana SA de CV	8,665,969
7,822,186	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	8,158,827
2,328,300	Prologis Property Mexico SA de CV	4,896,136
		21,720,932
Real Estate Management & Development — 6.3%
937,603	Countrywide PLC	6,830,028
11,891,350	DLF, Ltd.	28,876,582
86,676,732	Evergrande Real Estate Group, Ltd.#	32,515,311
853,148	Kennedy Wilson Europe Real Estate PLC	15,092,638
		83,314,559
Road & Rail — 0.8%
1,249,328	Globaltrans Investment PLC (GDR)	10,491,889
Semiconductor & Semiconductor Equipment — 4.0%
2,884,056	ARM Holdings PLC	42,016,544
912,000	Sumco Corp.#	11,022,023
		53,038,567
Software — 4.6%
1,999,200	Nexon Co., Ltd.	16,507,870
399,600	Nintendo Co., Ltd.	43,498,238
		60,006,108
Textiles, Apparel & Luxury Goods — 6.9%
103,389,941	Global Brands Group Holding, Ltd.*	22,728,974
59,619,691	Li & Fung, Ltd.	67,622,361
		90,351,335
Trading Companies & Distributors — 2.5%
4,383,510	Adani Enterprises, Ltd.	33,263,876
Total Common Stock (cost $1,286,741,351)		1,193,905,112
Money Market — 3.5%
46,465,485	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $46,465,485)	46,465,485
Investment Purchased with Cash Collateral From Securities Lending — 5.6%
73,463,676	Janus Cash Collateral Fund LLC, 0.0650%∞,£ (cost $73,463,676)	73,463,676
Total Investments (total cost $1,406,670,512) – 100%		$ 1,313,834,273

Summary of Investments by Country – (Long Positions)
September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 320,019,716	24.4%
India	206,479,656	15.7
Hong Kong	142,287,744	10.8
China	115,215,590	8.8
Canada	103,463,082	7.9
United Kingdom	103,341,326	7.9
Japan	72,732,642	5.5
Brazil	70,333,389	5.4
Russia	42,534,813	3.2
Mexico	31,662,275	2.4
Switzerland	24,222,901	1.8
Turkey	14,914,930	1.1
Sweden	12,931,916	1.0
France	12,638,117	1.0
Finland	11,008,295	0.8
Australia	9,394,541	0.7
Virgin Islands (British)	9,392,438	0.7
Belgium	9,331,382	0.7
Philippines	1,929,520	0.2
Total	$ 1,313,834,273	100.0%

††	Includes Cash Equivalents of 9.1%.

Schedule of Forward Currency Contracts, Open
September 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International: Japanese Yen 10/23/14	1,610,000,000	$ 14,684,285	$ 134,758
HSBC Securities (USA), Inc.: Japanese Yen 10/9/14	1,700,000,000	15,503,356	877,291
JPMorgan Chase & Co.: Japanese Yen 10/16/14	1,817,500,000	16,575,868	381,998
RBC Capital Markets Corp.: Japanese Yen 10/16/14	2,050,000,000	18,696,303	846,119
Total		$ 65,459,812	$ 2,240,166

Total Return Swap outstanding at September 30, 2014

Counterparty	Notional Amount	Return Paid by the Portfolio	Return Received by the Portfolio	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	$11,018,397	1 month USD LIBOR plus 75 basis points	Moscow Exchange	12/15/15	$ (779,510)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Overseas Portfolio	$ 147,748,650

β	Security is illiquid.

∞	Rate shown is the 7-day yield as of September 30, 2014.

#	Loaned security; a portion of the security is on loan at September 30, 2014.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Overseas Portfolio
Africa Oil Corp. - Private Placement	10/17/13	$ 6,845,546	$ 3,731,949	0.3%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen Overseas Portfolio
Janus Cash Collateral Fund LLC	-	320,643,820	(247,180,144)	73,463,676	$ -	$ 1,126,334(1)	$ 73,463,676
Janus Cash Liquidity Fund LLC	10,292,000	289,155,253	(252,981,768)	46,465,485	-	5,708	46,465,485
					$ -	$ 1,132,042	$ 119,929,161

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Air Freight & Logistics	$—	$18,368,399	$—
Automobiles	—	3,320,877	—
Beverages	—	12,638,117	—
Commercial Banks	—	53,791,026	—
Communications Equipment	—	12,931,916	—
Construction & Engineering	—	4,814,231	—
Food & Staples Retailing	—	13,130,427	—
Food Products	—	—	899,985
Hotels, Restaurants & Leisure	—	67,482,471	—
Household Durables	24,570,724	1,704,511	—
Independent Power and Renewable Electricity Producers	—	4,944,556	—
Industrial Conglomerates	—	9,458,500	—
Metals & Mining	14,924,018	19,783,089	—
Oil, Gas & Consumable Fuels	153,667,667	133,002,782	—
Real Estate Investment Trusts (REITs)	13,562,105	8,158,827	—
Real Estate Management & Development	—	83,314,559	—
Road & Rail	—	10,491,889	—
Semiconductor & Semiconductor Equipment	—	53,038,567	—
Software	—	60,006,108	—
Textiles, Apparel & Luxury Goods	—	90,351,335	—
Trading Companies & Distributors	—	33,263,876	—
All Other	292,284,550	—	—

Money Market	—	46,465,485	—

Investment Purchased with Cash Collateral From Securities Lending	—	73,463,676	—
Total Investments in Securities	$499,009,064	$813,925,224	$899,985

Other Financial Instruments(a):
Forward Currency Contracts	$—	$2,240,166	$—
Total Assets	$499,009,064	$816,165,390	$899,985

Liabilities
Other Financial Instruments(a):
Outstanding Swap Contract at Value	$—	$779,510	$—
(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value

Common Stock — 97.5%
Aerospace & Defense — 1.6%
7,613	General Dynamics Corp.	$ 967,536
15,000	Rockwell Collins, Inc.	1,177,500
		2,145,036
Beverages — 2.3%
28,925	Dr Pepper Snapple Group, Inc.	1,860,167
17,524	Molson Coors Brewing Co. - Class B	1,304,486
		3,164,653
Capital Markets — 4.6%
41,674	Carlyle Group LP	1,269,390
18,840	Northern Trust Corp.	1,281,685
24,652	Raymond James Financial, Inc.	1,320,854
10,600	State Street Corp.	780,266
21,383	T Rowe Price Group, Inc.	1,676,428
		6,328,623
Commercial Banks — 5.8%
43,135	CIT Group, Inc.	1,982,485
67,756	Fifth Third Bancorp	1,356,475
24,390	First Republic Bank	1,204,378
11,578	M&T Bank Corp.	1,427,452
68,685	Zions Bancorporation	1,995,986
		7,966,776
Commercial Services & Supplies — 4.1%
90,009	Republic Services, Inc.	3,512,151
46,497	Tyco International, Ltd. (U.S. Shares)	2,072,372
		5,584,523
Communications Equipment — 0.9%
18,791	Motorola Solutions, Inc.	1,189,095
Construction & Engineering — 1.0%
19,329	Jacobs Engineering Group, Inc.*	943,642
25,043	KBR, Inc.	471,559
		1,415,201
Consumer Finance — 1.0%
21,505	Discover Financial Services	1,384,707
Containers & Packaging — 1.7%
52,620	Crown Holdings, Inc.*	2,342,642
Electric Utilities — 2.7%
113,570	PPL Corp.	3,729,639
Electrical Equipment — 1.2%
59,484	Babcock & Wilcox Co.	1,647,112
Energy Equipment & Services — 3.0%
16,337	Ensco PLC - Class A	674,881
47,118	Frank's International NV	881,107
16,159	Oceaneering International, Inc.	1,053,082
18,625	Tidewater, Inc.	726,934
33,248	Weatherford International PLC*	691,558
		4,027,562
Food & Staples Retailing — 3.4%
35,504	Casey's General Stores, Inc.	2,545,637
53,515	Sysco Corp.	2,030,894
		4,576,531
Food Products — 3.6%
15,650	Hershey Co.	1,493,480
17,779	JM Smucker Co.	1,759,943
25,806	McCormick & Co., Inc.	1,726,421
		4,979,844
Gas Utilities — 0.9%
24,685	AGL Resources, Inc.	1,267,328
Health Care Equipment & Supplies — 3.3%
26,200	Stryker Corp.	2,115,650
10,500	Varian Medical Systems, Inc.*	841,260
15,003	Zimmer Holdings, Inc.	1,508,552
		4,465,462
Health Care Providers & Services — 3.0%
21,731	Laboratory Corp. of America Holdings*	2,211,129
4,419	McKesson Corp.	860,247
24,324	Patterson Cos., Inc.	1,007,743
		4,079,119
Information Technology Services — 2.0%
24,393	Heartland Payment Systems, Inc.	1,164,034
15,451	Teradata Corp.*	647,706
29,747	Total System Services, Inc.	920,967
		2,732,707
Insurance — 8.4%
45,553	Allstate Corp.	2,795,588
35,117	Arthur J Gallagher & Co.	1,592,907
52,557	Marsh & McLennan Cos., Inc.	2,750,833
15,557	RenaissanceRe Holdings, Ltd.	1,555,545
53,601	Torchmark Corp.	2,807,084
		11,501,957
Leisure Products — 0.4%
19,303	Mattel, Inc.	591,637
Life Sciences Tools & Services — 1.5%
17,060	Thermo Fisher Scientific, Inc.	2,076,202
Marine — 1.7%
19,634	Kirby Corp.*	2,313,867
Media — 1.1%
22,684	Omnicom Group, Inc.	1,562,020
Metals & Mining — 0.6%
36,809	Goldcorp, Inc. (U.S. Shares)	847,711
Multi-Utilities — 2.2%
53,467	Alliant Energy Corp.	2,962,606
Multiline Retail — 0.9%
11,763	Macy's, Inc.	684,372
8,595	Nordstrom, Inc.	587,640
		1,272,012
Oil, Gas & Consumable Fuels — 6.4%
12,188	Anadarko Petroleum Corp.	1,236,351
18,994	Noble Energy, Inc.	1,298,430
16,458	Plains All American Pipeline LP	968,718
100,497	Plains GP Holdings LP - Class A	3,080,233
25,203	QEP Resources, Inc.	775,748
9,180	SM Energy Co.	716,040
8,768	Whiting Petroleum Corp.*	679,958
		8,755,478
Pharmaceuticals — 1.8%
22,486	Teva Pharmaceutical Industries, Ltd. (ADR)	1,208,622
34,247	Zoetis, Inc.	1,265,427
		2,474,049
Real Estate Investment Trusts (REITs) — 10.3%
12,500	Alexandria Real Estate Equities, Inc.	921,875
9,361	AvalonBay Communities, Inc.	1,319,620
29,467	Equity Lifestyle Properties, Inc.	1,248,222
23,929	Home Properties, Inc.	1,393,625
28,417	Host Hotels & Resorts, Inc.	606,135
34,279	Plum Creek Timber Co., Inc.	1,337,224
38,811	Potlatch Corp.	1,560,590
9,633	Public Storage	1,597,537
44,390	Redwood Trust, Inc.	735,986
10,800	Taubman Centers, Inc.	788,400
66,660	Two Harbors Investment Corp.	644,602
60,866	Weyerhaeuser Co.	1,939,191
		14,093,007
Road & Rail — 3.4%
13,626	Canadian Pacific Railway, Ltd. (U.S. Shares)	2,826,986
14,957	Kansas City Southern	1,812,789
		4,639,775
Semiconductor & Semiconductor Equipment — 2.7%
29,967	Altera Corp.	1,072,219
24,755	Analog Devices, Inc.	1,225,125
15,578	Microchip Technology, Inc.	735,749
14,195	Xilinx, Inc.	601,158
		3,634,251
Software — 4.0%
42,732	CA, Inc.	1,193,932
21,377	Check Point Software Technologies, Ltd.*	1,480,143
48,665	Informatica Corp.*	1,666,290
27,575	Synopsys, Inc.*	1,094,590
		5,434,955
Textiles, Apparel & Luxury Goods — 2.8%
6,773	PVH Corp.	820,549
12,665	Ralph Lauren Corp.	2,086,306
30,271	Steven Madden, Ltd.*	975,634
		3,882,489
Thrifts & Mortgage Finance — 0.8%
52,717	Washington Federal, Inc.	1,073,318
Trading Companies & Distributors — 0.9%
13,942	MSC Industrial Direct Co., Inc. - Class A	1,191,483
Wireless Telecommunication Services — 1.5%
54,816	Rogers Communications, Inc. - Class B	2,052,051
Total Common Stock (cost $108,786,063)		133,385,428

Repurchase Agreement — 2.5%
$ 3,400,000	ING Financial Markets LLC, 0.0100%, dated 9/30/14, maturing 10/1/14 to be repurchased at $3,400,001 collateralized by $3,354,372 in U.S. Treasuries 0.8750% - 3.1250%, 11/30/16 - 9/30/21 with a value of $3,468,019 (cost $3,400,000)	3,400,000
Total Investments (total cost $112,186,063) – 100%		$ 136,785,428

Summary of Investments by Country – (Long Positions) September 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$ 128,369,915	93.8%
Canada	5,726,748	4.2
Israel	2,688,765	2.0
Total	$ 136,785,428	100.0%

†† Includes Cash Equivalents of 2.5%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$133,385,428	$—	$—

Repurchase Agreement	—	3,400,000	—

Total Assets	$133,385,428	$3,400,000	$—

Janus Aspen Preservation Series – Growth(1)

Schedule of Investments (unaudited)

As of September 30, 2014

Shares/Principal/Contract Amounts		Value

Common Stock — 96.6%
Aerospace & Defense — 3.4%
944	Honeywell International, Inc.	$ 87,905
653	Precision Castparts Corp.	154,683
		242,588
Beverages — 1.7%
1,497	Diageo PLC	43,277
295	Pernod Ricard SA	33,339
763	SABMiller PLC	42,392
		119,008
Biotechnology — 6.8%
139	Alexion Pharmaceuticals, Inc.*	23,049
467	Biogen Idec, Inc.*	154,488
1,530	Celgene Corp.*	145,014
586	Medivation, Inc.*	57,938
861	Pharmacyclics, Inc.*	101,107
		481,596
Chemicals — 4.7%
1,156	Air Products & Chemicals, Inc.	150,488
945	Monsanto Co.	106,322
404	PPG Industries, Inc.	79,483
		336,293
Communications Equipment — 3.0%
1,231	Motorola Solutions, Inc.	77,898
1,790	QUALCOMM, Inc.	133,838
		211,736
Electrical Equipment — 1.9%
3,099	Sensata Technologies Holding NV*	137,999
Electronic Equipment, Instruments & Components — 1.6%
540	Amphenol Corp. - Class A	53,924
1,099	TE Connectivity, Ltd. (U.S. Shares)	60,764
		114,688
Food & Staples Retailing — 1.8%
350	Kroger Co.	18,200
765	Sysco Corp.	29,032
2,179	Whole Foods Market, Inc.	83,041
		130,273
Food Products — 0.7%
506	Hershey Co.	48,288
Health Care Equipment & Supplies — 1.4%
1,014	Zimmer Holdings, Inc.	101,958
Health Care Providers & Services — 0.9%
1,583	Catamaran Corp. (U.S. Shares)*	66,723
Health Care Technology — 1.0%
557	athenahealth, Inc.*	73,351
Hotels, Restaurants & Leisure — 3.7%
86	Chipotle Mexican Grill, Inc.*	57,327
2,238	Dunkin' Brands Group, Inc.	100,307
1,431	Starbucks Corp.	107,983
		265,617
Household Products — 1.4%
1,519	Colgate-Palmolive Co.	99,069
Information Technology Services — 3.6%
1,808	MasterCard, Inc. - Class A	133,647
561	Visa, Inc. - Class A	119,701
		253,348
Insurance — 1.4%
1,145	Aon PLC	100,382
Internet & Catalog Retail — 3.3%
421	Alibaba Group Holding, Ltd. (ADR)*	37,406
307	Amazon.com, Inc.*	98,989
471	Ctrip.com International, Ltd. (ADR)*	26,734
60	Priceline Group, Inc.*	69,515
		232,644
Internet Software & Services — 7.0%
277	CoStar Group, Inc.*	43,085
976	Facebook, Inc. - Class A*	77,143
285	Google, Inc. - Class A*	167,697
322	Google, Inc. - Class C*	185,910
104	LinkedIn Corp. - Class A*	21,610
		495,445
Machinery — 1.9%
2,352	Colfax Corp.*	133,993
Media — 5.9%
3,774	Comcast Corp. - Class A	202,966
4,530	Twenty-First Century Fox, Inc. - Class A	155,334
708	Walt Disney Co.	63,033
		421,333
Oil, Gas & Consumable Fuels — 2.2%
702	Antero Resources Corp.	38,533
278	EOG Resources, Inc.	27,528
1,071	Noble Energy, Inc.	73,213
463	Southwestern Energy Co.*	16,182
		155,456
Personal Products — 0.5%
438	Estee Lauder Cos., Inc. - Class A	32,727
Pharmaceuticals — 7.1%
1,919	Bristol-Myers Squibb Co.	98,214
2,244	Endo International PLC*	153,355
751	Jazz Pharmaceuticals PLC*	120,581
441	Mallinckrodt PLC*	39,756
306	Perrigo Co. PLC	45,958
366	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	48,019
		505,883
Professional Services — 0.9%
1,011	Verisk Analytics, Inc. - Class A*	61,560
Real Estate Investment Trusts (REITs) — 2.3%
1,776	American Tower Corp.	166,287
Real Estate Management & Development — 0.6%
1,452	CBRE Group, Inc. - Class A*	43,183
Road & Rail — 3.2%
593	Canadian Pacific Railway, Ltd.	123,085
961	Union Pacific Corp.	104,192
		227,277
Semiconductor & Semiconductor Equipment — 3.9%
11,711	ARM Holdings PLC	170,627
5,844	Atmel Corp.*	47,219
1,645	Freescale Semiconductor, Ltd.*	32,127
1,450	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	29,261
		279,234
Software — 6.6%
557	ANSYS, Inc.*	42,148
9,930	Cadence Design Systems, Inc.*	170,895
1,427	NetSuite, Inc.*	127,774
2,285	Salesforce.com, Inc.*	131,456
		472,273
Specialty Retail — 5.1%
69	AutoZone, Inc.*	35,166
1,910	Home Depot, Inc.	175,223
2,991	Sally Beauty Holdings, Inc.*	81,864
683	TJX Cos., Inc.	40,413
280	Ulta Salon Cosmetics & Fragrance, Inc.	33,088
		365,754
Technology Hardware, Storage & Peripherals — 5.8%
4,113	Apple, Inc.†	414,385
Trading Companies & Distributors — 0.7%
595	MSC Industrial Direct Co., Inc. - Class A	50,849
Wireless Telecommunication Services — 0.6%
1,505	T-Mobile U.S., Inc.	43,449
Total Common Stock (cost $5,995,634)		6,884,649
U.S. Treasury Notes/Bonds — 0.4%
$ 15,000	0.8750%, 11/30/16	15,055
15,000	1.3750%, 12/31/18	14,847
Total U.S. Treasury Notes/Bonds (cost $30,003)		29,902

Money Market — 3.0%

213,661	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $213,661)	213,661

Capital Protection Agreement — 0%
1	Janus Aspen Preserveation Series – Growth with BNP Paribas Prime Brokerage, Inc. exercise price at 9/30/14 $10.79 - $10.81§ (cost $0)	0
Total Investments (total cost $6,239,298) – 100%		$ 7,128,212

Summary of Investments by Country – (Long Positions) September 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$ 6,507,349	91.3%
United Kingdom	256,296	3.6
Canada	237,827	3.3
China	64,140	0.9
France	33,339	0.5
Taiwan	29,261	0.4
Total	$ 7,128,212	100.0%

††	Includes Cash Equivalents of 3.0%.
(1)	Formerly named Janus Aspen Protected Series - Growth.

Schedule of OTC Purchased Option – Zero Strike Call

September 30, 2014

Counterparty/Reference Asset	Premium to be Paid	Value	Unrealized Appreciation/ (Depreciation)
BNP Paribas: BNP IVIX Index expires December 2014 34,460 contracts exercise price $0.00	$ (102,694)	$ 90,857	$ (11,837)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Preservation Series - Growth	$ 193,944

∞ Rate shown is the 7-day yield as of September 30, 2014.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Preservation Series - Growth
Capital Protection Agreement	1/3/12	$ 0	$ 0	0.0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Aspen Preservation Series - Growth
Janus Cash Liquidity Fund LLC	98,514	2,640,147	(2,525,000)	213,661	$ -	$ 154	$ 213,661

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Beverages	$—	$119,008	$—
Semiconductor & Semiconductor Equipment	108,607	170,627
All Other	6,486,407	—	—

U.S. Treasury Notes/Bonds	—	29,902	—

Money Market	—	213,661	—

Total Investments in Securities	$6,595,014	$533,198	$—

Other Financial Instruments(a):
Capital Protection Agreement	$—	$—	$0

Total Assets	$6,595,014	$533,198	$0

Liabilities
Other Financial Instruments(a):
OTC Purchased Option – Zero Strike Call	$—	$11,837	$—

(a)	Other financial instruments include the capital protection agreement, futures, forward currency, written options, zero strike options, and swap contracts. Forward currency contracts, zero strike options, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from each Portfolio at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Allocation Portfolio – Moderate, Janus Aspen Global Research Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen INTECH U.S. Low Volatility Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio and Janus Aspen Preservation Series – Growth (formerly named Janus Aspen Protected Series – Growth) (individually, a “Portfolio” and collectively, the “Portfolios”). Janus Aspen Global Allocation Portfolio - Moderate operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in other Janus funds (the “underlying funds”). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust includes twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act, except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

Underlying Funds

Janus Aspen Global Allocation Portfolio – Moderate invests in a variety of underlying funds to pursue its target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. Janus Aspen Global Allocation Portfolio – Moderate has a target allocation, which is how the investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which Janus Aspen Global Allocation Portfolio – Moderate’s asset class allocations generally will vary over short-term periods. Janus Aspen Global Allocation Portfolio – Moderate’s long-term expected average asset allocation is as follows: 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in Janus Aspen Global Allocation Portfolio – Moderate’s and the underlying funds’ prospectuses. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to fund shareholders.

Capital Protection Agreement for Janus Aspen Preservation Series – Growth

BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer, is Janus Aspen Preservation Series – Growth’s Capital Protection Provider. Pursuant to the Capital Protection Agreement entered into by the Capital Protection Provider and Janus Aspen Preservation Series – Growth, the Capital Protection Provider has agreed to provide capital protection to protect against a decrease in the NAV per share for each share class of Janus Aspen Preservation Series – Growth below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, Janus Aspen Preservation Series – Growth pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the capital protection fee is based on the aggregate protected assets of Janus Aspen Preservation Series – Growth rather than on Janus Aspen Preservation Series – Growth’s total net assets, it can fluctuate between 0.60% and 0.75% of Janus Aspen Preservation Series – Growth’s total net assets.

BNP Paribas, the Parent Guarantor and the Capital Protection Provider’s ultimate parent company, has provided an irrevocable guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider to pay or deliver payment on its obligations under the Capital Protection Agreement to the extent that the Capital Protection Provider is obligated to pay. The Capital Protection Provider is a subsidiary of the Parent Guarantor and is a U.S. registered broker-dealer. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to Janus Aspen Preservation Series – Growth. The Settlement Amount under the Capital Protection Agreement is owed directly to Janus Aspen Preservation Series – Growth and not Janus Aspen Preservation Series – Growth’s investors. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty.

The Capital Protection Agreement is valued at the greater of $0.00 or the Protected NAV less the NAV per share, which approximates fair value.

The Protected NAV for each share class as well as the percentages of Janus Aspen Preservation Series – Growth’s assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus website at janus.com/variable-insurance. Please refer to Janus Aspen Preservation Series – Growth’s Prospectuses for information regarding how the Protection works in the event it is triggered and Janus Aspen Preservation Series – Growth proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolios and/or underlying funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Portfolio and/or underlying funds will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Certain short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Portfolios and/or underlying funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of September 30, 2014. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of September 30, 2014, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board (“FASB”) standard guidance, the Portfolios utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Janus Aspen Global Allocation Portfolio – Moderate classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities may be valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts. The Portfolios use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal year except for Janus Aspen Global Allocation Portfolio – Moderate now classifies each of its investments in underlying funds as Level 1. Previously, Janus Aspen Global Allocation Portfolio – Moderate classified each of its investments in underlying funds as Level 2..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2014 to value the Portfolios’ investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedules of Investments.

The following table shows the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolios recognize transfers between the levels as of the beginning of the fiscal year.

Portfolio	Transfers Out of Level 1 to Level 2
Janus Aspen Balanced Portfolio	$ 21,811,040
Janus Aspen Enterprise Portfolio	9,091,720
Janus Aspen Global Research Portfolio	222,230,767
Janus Aspen Global Technology Portfolio	9,347,563
Janus Aspen Janus Portfolio	36,439,778
Janus Aspen Overseas Portfolio	684,954,361
Janus Aspen Preservation Series – Growth	367,007

Financial assets were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Derivative Instruments

The Portfolios may invest in various types of derivatives, which may at times result in significant derivative exposure. Janus Aspen INTECH U.S. Low Volatility Portfolio may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Portfolios during the period ended September 30, 2014 is discussed in further detail below.

The Portfolios may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative (to earn income and seek to enhance returns) purposes. When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolios may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Portfolios’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio.

•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolios’ net asset value (“NAV”) to likewise decrease, and vice versa.

•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

During the period, Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Janus Portfolio and Janus Aspen Overseas Portfolio entered into forward contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by each Portfolio.

The following table provides average ending monthly currency units on sold forward contracts during the period ended September 30, 2014.

Portfolio	Sold
Janus Aspen Balanced Portfolio	10,258,000
Janus Aspen Enterprise Portfolio	24,467,000
Janus Aspen Global Technology Portfolio	289,723,700
Janus Aspen Janus Portfolio	239,526,300
Janus Aspen Overseas Portfolio	10,609,550,000

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e. treated as realized and subject to distribution) for federal income tax purposes at fiscal year end. Securities held by the Portfolios that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Portfolios’ futures commission merchant.

With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, Janus Aspen Preservation Series - Growth sold futures on equity indices to decrease exposure to equity risk.

The following table provides average ending monthly market value amounts on sold futures contracts during the period ended September 30, 2014.

Portfolio	Sold
Janus Aspen Preservation Series - Growth	$ 46,881

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios, except Janus Aspen INTECH U.S. Low Volatility Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Janus Aspen Preservation Series –Growth may also utilize swaps, options, exchange-traded funds, exchange-traded notes, or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under the Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier”. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

During the period, Janus Aspen Global Technology Portfolio and Janus Aspen Janus Portfolio purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period, Janus Aspen Janus Portfolio purchased put options on various equity securities for the purpose of decreasing exposure to individual equity risk.

During the period, Janus Aspen Preservation Series - Growth purchased call options on various equity indices for the purpose of increasing exposure to broad equity risk.

The following tables provides average ending monthly market value amounts on purchased call and put options during the period ended September 30, 2014.

Portfolio	Purchased Call Options	Purchased Put Options
Janus Aspen Global Technology Portfolio	$ 11,883	$ -
Janus Aspen Janus Portfolio	415,752	14,757
Janus Aspen Preservation Series - Growth	72,279	-

During the period, Janus Aspen Global Technology Portfolio and Janus Aspen Janus Portfolio wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

The following table provides average ending monthly market value amounts on written put options during the period ended September 30, 2014.

Portfolio	Written Put Options
Janus Aspen Global Technology Portfolio	$ 24,365
Janus Aspen Janus Portfolio	163,855

Written option activity for the period ended September 30, 2014 is indicated in the tables below:

Put Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2013	125	$ 31,525
Options written	463	103,075
Options closed	(533)	(112,965)
Options expired	-	-
Options exercised	(55)	(21,635)
Options outstanding at September 30, 2014	-	$ -

Put Options	Number of Contracts	Premiums Received
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2013	1,715	$168,070
Options written	4,268	845,767
Options closed	(3,612)	(543,909)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2014	2,371	$ 469,928

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Portfolios, with the exception of Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates. The Portfolios are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return. Swap agreements are typically privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios’ exposure to the counterparty.

During the period, Janus Aspen Overseas Portfolio entered into total return swaps on equity securities or indices to increase exposure to equity risk. These total return swaps require the Portfolio to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Portfolio will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

The following table provides average ending monthly notional amount on total return swaps which are long the reference asset during the period ended September 30, 2014.

Portfolio	Long
Janus Aspen Overseas Portfolio	$ 1,371,545,376

Additional Investment Risk

As with all investments, there are inherent risks when investing in Janus Aspen Preservation Series – Growth. Janus Aspen Preservation Series – Growth’s participation in the Capital Protection Agreement also subjects Janus Aspen Preservation Series – Growth to certain risks not generally associated with equity funds, including, but not limited to, allocation risk, maximum settlement amount risk, portfolio turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, market underperformance risk and counterparty risk. For information relating to these and other risks of investing in Janus Aspen Preservation Series – Growth as well as other general information about Janus Aspen Preservation Series – Growth, please refer to Janus Aspen Preservation Series – Growth’s Prospectuses and statements of additional information.

The Portfolios, particularly Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Aspen INTECH U.S. Low Volatility Portfolio does not intend to invest in these types of bonds.

The financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient each could negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including a Portfolio, may not be fully known for some time. For Janus Aspen Preservation Series - Growth, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that Janus Aspen Preservation Series - Growth will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and commence the liquidation process . As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolios and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

A shareholder’s ability to receive the Protected NAV from Janus Aspen Preservation Series – Growth is dependent on Janus Aspen Preservation Series – Growth’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty.

Portfolio transactions involving a counterparty, such as the Capital Protection Provider for Janus Aspen Preservation Series - Growth, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. As such, Janus Aspen Preservation Series – Growth’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Portfolio may also be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For Janus Aspen Preservation Series - Growth, under the terms of the Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of Janus Aspen Preservation Series - Growth, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; (ii) any trade or pricing error of Janus Aspen Preservation Series - Growth; and (iii) any realized or unrealized losses on any investment of Janus Aspen Preservation Series - Growth in money market funds.

Emerging Market Investing

Within the parameters of its specific investment policies, each Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolios' investments. In addition, the Portfolios’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolios’ investments. To the extent that a Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, and restrictions on repatriation of assets may be heightened to the extent a Portfolio invests in Chinese local market securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging markets countries may be reduced when a Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives.

Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of Janus Aspen Balanced Portfolio’s and/or Janus Aspen Flexible Bond Portfolio’s total assets. Below are descriptions of the types of loans held by Janus Aspen Balanced Portfolio and/or Janus Aspen Flexible Bond Portfolio as of September 30, 2014.

•	Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These I investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

•	Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolios’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Portfolios’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Portfolios may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real-estate backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, certain Portfolios may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions.  Each Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolios and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolios and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolios may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain, for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

Sovereign Debt

A Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent a Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.

When-Issued and Delayed Delivery Securities

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolios may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2014 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Aspen Balanced Portfolio	$ 1,287,655,520	$ 267,662,049	$ (2,407,512)	$ 265,254,537
Janus Aspen Enterprise Portfolio	410,771,119	267,121,726	(8,526,093)	258,595,633
Janus Aspen Flexible Bond Portfolio	487,857,285	9,874,892	(2,293,101)	7,581,791
Janus Aspen Forty Portfolio	616,124,802	158,188,861	(4,860,289)	153,328,572
Janus Aspen Global Allocation Portfolio – Moderate	10,739,780	489,309	(23,059)	466,250
Janus Aspen Global Research Portfolio	658,720,213	139,234,130	(28,068,643)	111,165,487
Janus Aspen Global Technology Portfolio	117,425,509	32,473,641	(2,875,238)	29,598,403
Janus Aspen INTECH U.S. Low Volatility Portfolio	364,178,941	31,578,279	(3,608,969)	27,969,310
Janus Aspen Janus Portfolio	464,065,983	120,858,528	(5,634,718)	115,223,810
Janus Aspen Overseas Portfolio	1,412,979,492	228,703,701	(327,848,920)	(99,145,219)
Janus Aspen Perkins Mid Cap Value Portfolio	112,263,746	26,263,706	(1,742,024)	24,521,682
Janus Aspen Preservation Series – Growth	6,266,670	933,293	(71,751)	861,542

Information on the tax components of securities sold short as of September 30, 2014 are as follows:

Portfolio	Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net (Appreciation)
Janus Aspen Global Technology Portfolio	$ (690,976)	$ (99,744)	$ 85,340	$ (14,404)

Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2014 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolios’ filings.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as ameneded ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:	/s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Date: November 28, 2014

By:	/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Aspen Series
(Principal Accounting Officer and Principal Financial Officer)

Date: November 28, 2014